Securities Act File No. 33-51061
                                       Investment Company Act File No. 811-7123
 ______________________________________________________________________________
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/

                  Post-Effective Amendment No. 67                   /X/

                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/

                  Amendment No. 67                                  /X/

                        (Check appropriate box or boxes)

                      DREYFUS GROWTH AND VALUE FUNDS, INC.
  _____________________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                                  212-922-6000
 ______________________________________________________________________________
              (Registrant's Telephone Number, including Area Code)

                           c/o The Dreyfus Corporation
                    200 Park Avenue, New York, New York 10166
 ______________________________________________________________________________
     (Address of Principal Executive: Number, Street, City, State, Zip Code)

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

                                    Copy to:

                              David Stephens, Esq.
                          Stroock & Stroock & Lavan LLP
                                 180 Maiden Lane
                            New York, New York 10038

It is proposed that this filing will become effective (check appropriate box)


--------  immediately upon filing pursuant to paragraph (b)


--------  on (DATE) pursuant to paragraph (b)

--------  60 days after filing pursuant to paragraph (a)(1)

--------  on (DATE) pursuant to paragraph (a)(1)
   X
-------- 75 days after filing pursuant to paragraph (a)(2)

-------- on (DATE) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

-------- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


SUBJECT TO COMPLETION, DATED FEBRUARY 17, 2006


     DREYFUS PREMIER GLOBAL TACTICAL ADVANTAGE FUND

     Seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities

















                         PROSPECTUS _____________, 2006





                                                     YOU, YOUR ADVISOR AND
                                                     DREYFUS  [LOGO]
                                                     A Mellon Financial Company

                      As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.




CONTENTS

THE FUND
-------------------------------------------------------------------------------

Goal/Approach

Main Risks

Past Performance

Expenses

Management

Financial Highlights

YOUR INVESTMENT
-------------------------------------------------------------------------------

Shareholder Guide

Distributions and Taxes

Services for Fund Investors

Instructions for Regular Accounts

Instructions for IRAs

FOR MORE INFORMATION
-------------------------------------------------------------------------------

See back cover.



DREYFUS PREMIER GLOBAL TACTICAL ADVANTAGE FUND                         THE FUND

Ticker symbols:            Class A:  n/a
                           Class C:  n/a
                           Class R:  n/a
                           Class T:  n/a

[ICON]   GOAL/APPROACH

The fund seeks total return. To pursue this goal, the fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities. The fund's investments will be focused among the major developed capital markets of the world, such as the U.S., Canada, Japan, Australia and Western Europe. Investment exposure to global equity, bond and currency markets will be achieved primarily through long and short positions in futures, options or, in the case of currencies, forward contracts, which should enable the fund's portfolio managers to implement investment decisions quickly and cost-effectively. The fund generally will invest in fixed-income securities to provide liquidity and income. The fund's investments in fixed-income securities may include bonds, notes (including structured notes), eurodollar and Yankee dollar instruments, and money market instruments.

The fund's portfolio managers seek to deliver value added excess returns ("alpha") by applying a systematic, quantitative investment approach designed to identify and exploit relative misvaluations across and within global capital markets. Active investment decisions to take long or short positions in individual country, equity, bond and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world. The portfolio managers analyze the valuation signals from distinct sources of alpha - country equity markets, country bond markets, stock versus bond markets, and currency allocation - to construct a portfolio of long and short positions relative to designated securities benchmarks. The portfolio managers have considerable latitude in the selection of derivative instruments and securities to implement the fund's investment approach. The portfolio managers also assess and manage the overall risk profile of the fund's portfolio.

The portfolio managers estimate the long-term expected returns and analyze the relative valuations for equities, bonds and currencies across and within the major developed capital markets.

For equities within each developed country, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns. For allocation among equity markets, the portfolio managers favor markets in developed countries that are identified as undervalued, lower in risk and less correlated with other equity markets.

For bonds within each developed country, the portfolio managers use proprietary models to identify temporary mispricings within and among maturity, market sector and issuer credit quality segments and to project risk-adjusted expected returns. The most relevant long-term bond yield within each country serves as the expected return for each bond market. For allocation among bond markets, the portfolio managers favor developed countries whose bonds have been identified as priced to offer greater return for bearing inflation and interest rate risks.

The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country's equities and bonds. When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the "risk premium" within a country, that is, whether there is, and, if so, how much of, an increased return for having investment exposure to asset classes that are perceived to be riskier. The portfolio managers then determine the allocation of the fund's assets between the country's equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates and purchasing power parity.

The fund typically will invest in fixed-income securities rated investment grade or the unrated equivalent as determined by Dreyfus, but may invest up to [30%] of its assets in securities rated below investment grade ("high yield" or "junk" bonds) at the time of purchase.

Although the fund's investments will be focused among the major developed capital markets of the world, the fund may invest up to __% of its assets in emerging markets.

The fund will use to a significant degree derivative instruments, such as futures, options, forward contracts, swaps and hybrid instruments, as a substitute for investing directly in equities, bonds and currencies in connection with its alpha generating strategy. The fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the fund. The fund also may purchase or sell securities on a forward commitment (including "TBA" (to be announced)) basis. These transactions involve a commitment by the fund to purchase or sell particular securities, such as mortgage-related securities, with payment and delivery taking place at a future date, and permit the fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The fund may "sell short" securities and other instruments. In a short sale, for example, the fund sells a security it has borrowed, with the expectation that the security will decline in value. The fund's potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Short-selling is considered "leverage" and may involve substantial risk. The fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities. The portfolio managers also may employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short.

[SIDE BAR]

Concepts to understand

FUTURES CONTRACTS: contracts to pay a fixed price for an agreed-upon amount of securities or foreign currencies, or the cash value of the securities or foreign currencies, on an agreed-upon date.

OPTIONS CONTRACTS: contracts that grant one party a right, for a price, either to buy or sell a security at a fixed price during a specified period or on a specified day. An option written by the fund is covered when the fund owns the underlying security or it segregates liquid assets to cover its obligation.

FORWARD CONTRACTS: contracts entered into with dealers or financial institutions to purchase or sell a specific quantity of a security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards also may be structured for cash settlement, rather than physical delivery.

SWAPS: contracts or agreements in which parties exchange the rights to one set of financial assets or liabilities in exchange for another set. The financial assets may be cash flows, currencies, returns, or other items of a financial nature.

HYBRID INSTRUMENTS: typically structured notes, which are derivative debt instruments with principal and/or coupon payments partially or entirely linked to the value of securities or securities futures contracts or the performance of securities indexes, the terms of which are structured by the issuer and purchaser of the note.

FIXED-INCOME SECURITIES: fixed-income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; and foreign governments and their political subdivisions. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

[ICON]   MAIN RISKS

The asset classes in which the fund seeks investment exposure can perform differently from each other at any given time (as well as over the long term), so the fund will be affected by its allocation among equities, bonds and currencies. If the fund favors exposure to an asset class during a period when that class underperforms, performance may be hurt. The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

o DERIVATIVES RISK. The fund typically will seek to gain exposure to equity, bond and currency markets by investing in derivative instruments, including, but not limited to, options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), swaps and forward contracts. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.

     Additionally, some derivatives the fund uses involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, or other economic variable. The fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

o LEVERAGING RISK. The use of leverage, such as engaging in reverse repurchase agreements, entering into forward currency contracts and engaging in forward commitment transactions, may magnify the fund's gains or losses. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

o SHORT SALE RISK. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales may involve substantial risk and "leverage." Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

o MARKET SECTOR RISK. The fund's overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. The fund may significantly overweight or underweight certain market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

o FOREIGN INVESTMENT RISK. To the extent the fund invests in foreign securities or certain instruments that provide investment exposure to foreign securities markets, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

o EMERGING MARKET RISK. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

o LIQUIDITY RISK. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives, including swap agreements), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

o MARKET RISK. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

o ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

o NON-DIVERSIFICATION RISK. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The fund's investments in instruments providing exposure to bond markets and in fixed-income securities also are subject to the following principal risks:

o INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the bond portion of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o CREDIT RISK. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. Although the fund's bond investments are primarily in investment grade bonds, it may invest to a limited extent (up to [30]% of its total assets) in high yield ("junk") bonds which involve greater credit risk, including the risk of default, than investment grade bonds and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

o CALL RISK. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of the fund's "callable" issues are subject to increased price fluctuation.

The fund's investments in instruments providing exposure to currency markets and in foreign currencies are subject to the following principal risks:

o FOREIGN CURRENCY RISK. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

o TAX RISK. As a regulated investment company (RIC), the fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The fund intends to achieve exposure to currency markets primarily through entering into forward currency contracts. Although foreign currency gains currently constitute qualifying income, the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a RIC's foreign currency gains not "directly related" to its "principal business" of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the fund's foreign currency-denominated positions as not qualifying income, and there is a remote possibility that such regulations might be applied retroactively, which could result in adverse tax consequences to the fund.

[SIDE BAR]

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

[RIGHT SIDE BAR]

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

                       __________________________________



[ICON]   PAST PERFORMANCE

As a new fund, past performance information is not available for the fund as of the date of this prospectus.


[ICON]   EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

FEE TABLE


                                           Class A      Class C       Class R      Class T
SHAREHOLDER TRANSACTION FEES               --------     -------       -------      -------
(fees paid from your account)

Maximum front-end sales charge on           5.75          none          none        4.50
purchases % of offering price

Maximum contingent deferred sales           none*         1.00          none        none*
charge (CDSC) % of purchase or sale
price, whichever is less

ANNUAL FUND OPERATING EXPENSES
(expenses paid from fund assets)
% of average daily net assets
Management fees                             ___            ___           ___         ___
Rule 12b-1 fee                              none           .75          none         .25
Shareholder services fee                     .25           .25          none         .25
Other expenses                              ___            ___           ___         ___
Total                                       ___            ___           ___         ___

__________________

* Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

EXPENSE EXAMPLE
                                             1 Year         3 Years
-------------------------------------------- -------------- -----------
CLASS A                                      $              $

CLASS C
with redemption                              $              $
without redemption                           $              $

CLASS R                                      $              $

CLASS T                                      $              $


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will be different, the example is for comparison only.


-------------------------------------------------------------------------------

[RIGHT SIDE BAR]

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Dreyfus has contractually agreed, until October 31, 2006, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed __%.

RULE 12b-1 FEE: the fee paid to the fund's distributor for financing the sale and distribution of Class C and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.

OTHER EXPENSES: estimated fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund. Actual expenses may be greater or less than the amounts listed in the table above.

                       __________________________________

[ICON]    MANAGEMENT

INVESTMENT ADVISER

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $170 billion in approximately 200 mutual fund portfolios. The fund has agreed to pay Dreyfus a management fee at the annual rate of ___% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations, and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $___ trillion in assets under management, administration or custody, including $___ billion under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

________ and ________ serve as the primary portfolio managers for the fund. [TO COME]

The fund's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of fund shares.

DISTRIBUTOR

The fund's distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

CODE OF ETHICS

The fund, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                       __________________________________


[ICON]    FINANCIAL HIGHLIGHTS

As a new fund, financial highlights information is not available for the fund as of the date of this prospectus.


                       __________________________________

                                                                YOUR INVESTMENT


[ICON]    SHAREHOLDER GUIDE

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees for Class C shares have the same purpose as the front-end sales charge on sales of Class A and Class T shares: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.

DECIDING WHICH CLASS OF SHARES TO BUY

THIS PROSPECTUS OFFERS CLASS A, C, T AND R shares of the fund. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

WHEN YOU INVEST IN CLASS A OR CLASS T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees and Class T shares have lower ongoing Rule 12b-1 fees than Class C shares. Each class, except Class R shares, is subject to a shareholder service fee. Class R shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements.

A more complete description of each class follows. You should review these arrangements with your investment professional before determining which class to invest in.


                                       Class A          Class C          Class T          Class R
--------------------------------------------------------------------------------------------------
Initial sales charge                   up to 5.75%      none             up to 4.50%      none
--------------------------------------------------------------------------------------------------
Ongoing distribution fee               none             0.75%            0.25%            none
(Rule 12b-1 fee)
--------------------------------------------------------------------------------------------------
Ongoing shareholder service fee        0.25%            0.25%            0.25%            none
--------------------------------------------------------------------------------------------------
Contingent deferred sales charge       1% on sale of    1% on sale of    1% on sale of    none
                                       shares bought    shares held      shares bought
                                       within one       for one year     within one
                                       year without     or less          year without
                                       an initial                        an initial
                                       sales charge                      sales charge
                                       as part of an                     as part of an
                                       investment of                     investment of
                                       $1 million or                     $1 million or
                                       more                              more
--------------------------------------------------------------------------------------------------
Conversion feature                     no               no               no               no
------------------------------------------------------------------------------------ -------------
Recommended purchase maximum           none             $1 million       $1 million       none

CLASS A SHARE CONSIDERATIONS

WHEN YOU INVEST IN CLASS A SHARES, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See "Sales charge reductions and waivers.")

SINCE SOME OF YOUR INVESTMENT goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

     o plan to own the shares for an extended period of time, since the Rule 12b-1 fee on Class C shares may eventually exceed the cost of the up-front sales charge

     o    qualify for a reduced or waived sales charge

IF YOU INVEST $1 MILLION OR MORE (and are not eligible to purchase Class R shares), Class A shares will always be the most advantageous choice.


Class A sales charges
                                     Sales charge           Sales charge
                                      as a % of               as a % of
Purchase amount                     offering price               NAV
------------------------------------------------------------------------------
Less than $50,000                       5.75%                   6.10%
$50,000 to $99,999                      4.50%                   4.70%
$100,000 to $249,999                    3.50%                   3.60%
$250,000 to $499,999                    2.50%                   2.60%
$500,000 to $999,999                    2.00%                   2.00%
$1 million or more*                      none                   none



*No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

CLASS T SHARE CONSIDERATIONS

WHEN YOU INVEST IN CLASS T SHARES, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment. We also describe below how you may reduce or eliminate the initial sales charge. (See "Sales charge reductions and waivers.")

THE INITIAL SALES CHARGE on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class T shares if you:

     o plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fee on Class T may eventually exceed the initial sales charge differential

     o invest at least $1 million, regardless of your investment horizon, because there is no initial sales charge at that level and Class A has no ongoing Rule 12b-1 fee

SINCE SOME OF YOUR INVESTMENT goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class C shares, and paying an up-front sales charge if you:

     o    qualify for a reduced or waived sales charge

     o    are unsure of your expected holding period

------------------------------------- -----------------------------------------
Class T sales charges
                                               Sales charge       Sales charge
                                                as a % of           as a % of
Purchase amount                               offering price           NAV
------------------------------------- ----------------------------------------
Less than $50,000                                 4.50%               4.70%
$50,000 to $99,999                                4.00%               4.20%
$100,000 to $249,999                              3.00%               3.10%
$250,000 to $499,999                              2.00%               2.00%
$500,000 to $999,999                              1.50%               1.50%
$1 million or more*                                none               none

*No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

SALES CHARGE REDUCTIONS AND WAIVERS

TO RECEIVE A REDUCTION OR WAIVER of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Premier Funds or Dreyfus Founders Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the fund's Statement of Additional Information (SAI).

YOU CAN REDUCE YOUR INITIAL SALES CHARGE in the following ways:

     o RIGHTS OF ACCUMULATION. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Premier Funds or Dreyfus Founders Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Premier Funds or Dreyfus Founders Funds, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.

     o LETTER OF INTENT. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Premier Funds or Dreyfus Founders Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

     o COMBINE WITH FAMILY MEMBERS. You can also count toward the amount of your investment all investments in certain Dreyfus Premier Funds or Dreyfus Founders Funds, in any class of shares, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See "How to Buy Shares" in the SAI.)

CLASS A SHARES MAY BE PURCHASED at NAV without payment of a sales charge by the following individuals and entities:

     o full-time or part-time employees, and their family members, of Dreyfus or any of its affiliates

     o board members of Dreyfus and board members of the Dreyfus Family of Funds

     o full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund's distributor

     o "wrap" accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund's distributor specifying operating policies and standards

     o qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts

     o qualified investors who (i) purchase Class A shares directly through the fund's distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Dreyfus-managed fund, including the fund, or a Founders-managed fund since February 28, 2006

     o investors with cash proceeds from the investor's exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund's distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor's spouse or minor children become eligible to purchase Class A shares of the fund at net asset value, whether or not using the proceeds of the employment-related stock options

     o members of qualified affinity groups who purchase Class A shares directly through the fund's distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

CLASS A AND CLASS T SHARES MAY BE PURCHASED at NAV without payment of a sales charge by the following individuals and entities:

     o employees participating in qualified or non-qualified employee benefit plans

     o shareholders in Dreyfus-sponsored IRA rollover accounts funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund's distributor specifically relating to processing rollovers

CLASS C SHARE CONSIDERATIONS

SINCE YOU PAY NO INITIAL SALES CHARGE, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing Rule 12b-1 fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

CLASS R SHARE CONSIDERATIONS

SINCE YOU PAY NO INITIAL SALES CHARGE, an investment of less than $1 million in Class R shares buys more shares than the same investment would in Class A or Class T shares. There is also no CDSC imposed on redemptions of Class R shares, and you do not pay any ongoing service or distribution fees.

CLASS R SHARES may be purchased by:

     o a bank trust department or other financial services provider acting on behalf of its customers having a qualified trust or investment account or relationship at such institution

     o a custodian, trustee, investment manager or other entity authorized to act on behalf of a qualified or non-qualified employee benefit plan that has entered an agreement with the fund's distributor or a SEP-IRA

CDSC WAIVERS

THE CDSC ON CLASS A, C AND T SHARES may be waived in the following cases:

     o permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased

     o redemptions made within one year of death or disability of the shareholder

     o redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2

     o redemptions of Class C shares made through the fund's Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually

     o    redemptions from qualified and unqualified employee benefit plans


BUYING SHARES

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. When calculating NAV, the fund's equity investments are valued on the basis of market quotations or official closing prices. The fund's fixed-income investments generally are valued by one or more independent pricing services approved by the fund's board or on the basis of market quotations. The pricing service's procedures are reviewed under the general supervision of the board. If market quotations or official closing prices or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its
NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund's board. Fair value of investments may be determined by the fund's board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Forward currency contracts will be valued at the current cost of offsetting the contract. Foreign securities held by the fund may trade on days when the fund does not calculate its NAV and thus may affect the fund's NAV on days when investors have no access to the fund.

Investments in foreign securities and certain other thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund's shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors in the fund were able to take advantage of these arbitrage opportunities they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund's NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see "Your Investment--Shareholder Guide--General Policies" for further information about the fund's frequent trading policy.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.


MINIMUM INVESTMENTS
                                        Initial              Additional
-------------------------------------------------------------------------------

REGULAR ACCOUNTS                          $1,000                $100
TRADITIONAL IRAS                            $750             NO MINIMUM
SPOUSAL IRAS                                $750             NO MINIMUM
ROTH IRAS                                   $750             NO MINIMUM
EDUCATION SAVINGS ACCOUNTS                  $500             NO MINIMUM
                                                        after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.


[RIGHT SIDE BAR]

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes C and R are offered at NAV, but Class C generally is subject to higher annual operating expenses and a CDSC.


SELLING SHARES

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for additional details.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

o if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

o the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

[SIDE BAR]

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

          o amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

          o    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Limitations on selling shares by phone or online

Proceeds                  Minimum              Maximum
sent by                   phone/online         phone/online
------------------------- -------------------- ----------------------------

CHECK*                    no minimum           $250,000 per day

WIRE                      $1,000               $500,000 for joint accounts
                                               every 30 days/$20,000 per day

DREYFUS TELETRANSFER      $500                 $500,000 for joint accounts every
                                               30 days/$20,000 per day


* Not available online on accounts whose address has been changed within the last 30 days.


GENERAL POLICIES

UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

THE FUND IS DESIGNED FOR LONG-TERM INVESTORS. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund's board have adopted a policy of discouraging excessive trading, short-term market timing, and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

     o change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions
     o    change its minimum or maximum investment amounts
     o delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
     o "redeem in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)
     o refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus' view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor's trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus/Founders, and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor's future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control, or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus' ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

To the extent that the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

Although the fund's frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by Dreyfus generally are not considered to be frequent trading.

[LEFT SIDE BAR]

Small account policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.



[ICON]   DISTRIBUTIONS AND TAXES

THE FUND EARNS DIVIDENDS, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

DISTRIBUTIONS PAID BY THE FUND are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

HIGH PORTFOLIO TURNOVER and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

IF YOU BUY SHARES OF A FUND when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

[ICON]   SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

AUTOMATIC SERVICES

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

DREYFUS AUTOMATIC                           For making automatic investments
ASSET BUILDER(R)                            from a designated bank account.

DREYFUS PAYROLL SAVINGS PLAN                For making automatic investments
                                            through a payroll deduction.

DREYFUS GOVERNMENT DIRECT DEPOSIT           For making automatic investments
PRIVILEGE                                   from your federal employment, Social
                                            Security or other regular federal
                                            government check.

DREYFUS DIVIDEND SWEEP                      For automatically reinvesting the
                                            dividends and distributions from the
                                            fund into another Dreyfus fund or
                                            certain Founders-advised funds (not
                                            available for IRAs).
For exchanging shares

DREYFUS AUTO-EXCHANGE PRIVILEGE             For making regular exchanges from
                                            the fund into another Dreyfus fund
                                            or certain Founders-advised funds.

For selling shares

DREYFUS AUTOMATIC WITHDRAWAL PLAN           For making regular withdrawals from
                                            most Dreyfus funds.  There will be
                                            no CDSC on Class C shares, as long
                                            as the amount of any withdrawal
                                            does not exceed on an annual basis
                                            12% of the greater of the account
                                            value at the time of the first
                                            withdrawal under the plan, or at the
                                            time of the subsequent withdrawal.

EXCHANGE PRIVILEGE

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

DREYFUS TELETRANSFER PRIVILEGE

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

REINVESTMENT PRIVILEGE

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A or Class T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

ACCOUNT STATEMENTS

EVERY FUND INVESTOR automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

                       __________________________________

                                              INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

[ICON]   IN WRITING

Complete the application.
Mail your application and a check to:
Name of Fund
P.O. Box 55268, Boston, MA  02205-8502
Attn:  Institutional Processing

[ICON]   BY TELEPHONE

WIRE Call us to request an account application and an account number. Have your bank send your investment to The Bank of New York, with these instructions:
o ABA# 021000018
o DDA#_________
o the fund name
o the share class
o your account number
o name(s) of investor(s)
o dealer number if applicable

Return your application with the account number on the application.

[ICON]   ONLINE (www.dreyfus.com)

         ________

[ICON]   AUTOMATICALLY

WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund
P.O. Box 55268, Boston, MA  02205-8502
Attn:  Institutional Processing

Wire Have your bank send your investment to The Bank of New York, with these instructions:
o    ABA# 021000018
o    DDA # __________
o    the fund name
o    the share class
o    your account number
o    name(s) of investor(s)
o    dealer number if applicable

ELECTRONIC CHECK Same as wire, but insert "___" before your 14-digit account number.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit www.dreyfus.com to request your transaction.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:
o    your name(s) and signature(s)
o    your account number
o    the fund name
o    the share class
o    the dollar amount you want to sell
o    how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Shareholder Guide--Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55268, Boston, MA  02205-8502
Attn:  Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

WIRE Visit www.dreyfus.com to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit www.dreyfus.com to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit www.dreyfus.com to request your transaction. A check will be sent to the address of record.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

[LEFT SIDE BAR]

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to:  THE DREYFUS FAMILY OF FUNDS.

[RIGHT SIDE BAR]

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                       __________________________________

                                                           INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT

[ICON]   IN WRITING

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA  02205-8568
Attn: Institutional Processing

[ICON]   BY TELEPHONE

         ____________________

[ICON]   AUTOMATICALLY

         ____________________

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA  02205-8568
Attn: Institutional Processing

Wire Have your bank send your investment to The Bank of New York, with these instructions:
o    ABA # 021000018
o    DDA# _________
o    the fund name
o    the share class
o    your account number
o    name of investor
o    the contribution year
o    dealer number if applicable

ELECTRONIC CHECK Same as wire, but insert "___" before your 14-digit account number.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:
o    your name and signature
o    your account number and fund name
o    the share class
o    the dollar amount you want to sell
o    how and where to send the proceeds
o    whether the distribution is qualified or premature
o    whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Shareholder Guide--Selling Shares").

Mail your request to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn:  Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

[LEFT SIDE BAR]

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to:  THE DREYFUS TRUST COMPANY, CUSTODIAN.


                              FOR MORE INFORMATION

DREYFUS PREMIER GLOBAL TACTICAL ADVANTAGE FUND
A series of Dreyfus Advantage Funds, Inc.
SEC file number:  811-7123

More information on this fund is available free upon request, including the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

PORTFOLIO HOLDINGS

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center - Dreyfus Mutual Funds - Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

[LEFT SIDE BAR]

         To obtain information:

         BY TELEPHONE
         Call your financial representative or 1-800-554-4611

         BY MAIL  Write to:
         The Dreyfus Premier Family of Funds
         144 Glenn Curtiss Boulevard
         Uniondale, NY  11556-0144

         ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

         You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(C) 2006 Dreyfus Service Corporation


                    Subject to Completion, February 17, 2006

--------------------------------------------------------------------------------
                         DREYFUS ADVANTAGE FUNDS, INC.

                  DREYFUS PREMIER TOTAL RETURN ADVANTAGE FUND
                      (CLASS A, CLASS C AND CLASS R SHARES)
                      DRYFUS GLOBAL TACTICAL ADVANTAGE FUND
                     (CLASS A, CLASS C, CLASS R AND CLASS T)

                       STATEMENT OF ADDITIONAL INFORMATION
                                __________, 2006
--------------------------------------------------------------------------------

     This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Premier Total Return Advantage Fund, dated March 15, 2006, and Dreyfus Premier Global Tactical Advantage Fund, dated ______, 2006, each a separate series (each, a "Fund" and collectively, the "Funds") of Dreyfus Advantage Funds, Inc. (the "Company"), as each Prospectus may be revised from time to time. To obtain a copy of the relevant Fund's Prospectus, please call your financial adviser, or write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call 1-800-554-4611.


                                TABLE OF CONTENTS

                                                                           Page

Description of the Company And Fund.........................................B-2
Management of the Company and Fund.........................................B-31
Management Arrangements....................................................B-36
How to Buy Shares..........................................................B-42
Distribution Plan and Shareholder Services Plan............................B-50
How to Redeem Shares.......................................................B-51
Shareholder Services.......................................................B-55
Determination of Net Asset Value...........................................B-60
Dividends, Distributions and Taxes.........................................B-61
Portfolio Transactions.....................................................B-64
Summary of the Proxy Voting Policy, Procedures and Guidelines of
  The Dreyfus Family Of Funds..............................................B-69
Information About the Company and Fund.....................................B-70
Counsel and Independent Auditors...........................................B-72
Appendix...................................................................B-73

The information in this Statement of Additional Informationis not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                       DESCRIPTION OF THE COMPANY AND FUND

     The Company is a Maryland corporation formed on November 16, 1993. The Company is an open-end management investment company, known as a mutual fund.

     The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the Fund's investment adviser.

     Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.

CERTAIN PORTFOLIO SECURITIES

     The following information supplements (except as noted) and should be read in conjunction with the relevant Fund's Prospectus.

     CORPORATE DEBT SECURITIES. (All Funds) Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate such as interest rates or other financial indicators. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Such securities may include those whose principal amount or redemption price is indexed to, and thus varies directly with, changes in the market price of certain commodities, including gold bullion or other precious metals.

     CONVERTIBLE SECURITIES. (All Funds) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

     Each Fund may invest in so-called "synthetic convertible securities," which are comprised of two or more different securities, each with its own market value, whose investment characteristics, taken together, resemble those of convertible securities. For example, the Fund may purchase a non-convertible debt security and a warrant or option. The "market value" of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

     VARIABLE AND FLOATING RATE SECURITIES. (All Funds) Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

     Each Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well.

     Each Fund also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

     FOREIGN SECURITIES. (All Funds) Each Fund may invest in foreign securities. Typically, these will be debt securities issued or guaranteed by foreign companies or by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including supranational entities, and instruments that provide investment exposure to such securities. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. Government or by foreign supranational entities. They also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     Although the Funds' investments in foreign securities primarily will be in securities of established issuers based in developed foreign countries, a Fund may also invest in securities of issuers in emerging markets, including issuers in Asia (including Russia), eastern Europe, Latin and South America, the Mediterranean and Africa. In emerging markets, the Fund may purchase debt securities issued or guaranteed by foreign governments, including participation in loans between foreign governments and financial institutions, and interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued or guaranteed by foreign governments ("Sovereign Debt Obligations"). These include Brady Bonds, Structured Securities, and Participation Interests and Assignments (as defined below). Dreyfus Premier Total Return Advantage Fund may invest up to 30% of its total assets and Dreyfus Premier Global Tactical Advantage Fund may invest up to __% of its total assets in the securities of issuers located in emerging markets generally. Each Fund also may invest in the currencies of such countries and may engage in strategic transactions in the markets of such countries. See "Investment Techniques."

     Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed in the Fund's Prospectus and this SAI, that apply to foreign securities traded and held abroad.

     BRADY BONDS. (All Funds) Each Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. In light of the history of defaults of countries issuing Brady Bonds on their commercial bank loans, investments in Brady Bonds may be viewed as speculative. Brady Bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily in U.S. dollars) and are actively traded in over-the-counter secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. U.S. dollar-denominated collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, generally are collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. The Fund also may invest in one or more classes of securities ("Structured Securities") backed by, or representing interests in, Brady Bonds. The cash flow on the underlying instruments may be apportioned among the newly-issued Structured Securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments.

     PARTICIPATION INTERESTS AND ASSIGNMENTS. (All Funds) Each Fund may invest in short-term corporate obligations denominated in U.S. and foreign currencies that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders"), consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Fund may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Fund and the corporate borrower (the "Borrower"), together with Agent Banks, are referred herein as "Intermediate Participants."

     Each Fund also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund and the Borrower. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest. The Fund would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund would enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Fund may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Fund may also be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Fund were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such case, the Fund might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

     Each Fund also may invest in the underlying loan to the Borrower through an assignment of all or a portion of such loan ("Assignments") from a third party. When the Fund purchases Assignments from Co-Lenders it will acquire direct rights against the Borrower on the loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Co-Lender. The Fund may have difficulty disposing of Assignments because to do so it will have to assign such securities to a third party. Because there is no established secondary market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of an established secondary market may have an adverse impact on the value of such securities and the Fund's ability to dispose of particular Assignments when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the Borrower. The lack of an established secondary market for Assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

     EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. (All Funds) Each Fund may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars generally held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar-denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The Fund may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

     CURRENCY. (All Funds) Each Fund may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, in particular "hard currencies," or may invest in securities that trade in, or receive revenues in, foreign currencies. "Hard currencies" are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. To the extent the Fund invests in such currencies, the Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. Fund assets that are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. A U.S. dollar investment in Depositary Receipts or shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control. See also "Investment Techniques -- Foreign Currency Transactions" and "-- Derivatives" below.

     PREFERRED STOCK. (All Funds) Each Fund may invest in preferred stock. Preferred stock is a form of equity ownership in a corporation. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, the Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock.

     Each Fund may invest in convertible preferred stocks that offer enhanced yield features, such as PERCS (Preferred Equity Redemption Cumulative Stock). PERCS are preferred stock that generally feature a mandatory conversion date, as well as a capital appreciation limit that is usually expressed in terms of a stated price. The Fund also may invest in other classes of enhanced convertible securities, such as ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). These securities are company-issued convertible preferred stock. Unlike PERCS, they do not have a capital appreciation limit. They are designed to provide the investor with high current income with some prospect of future capital appreciation, issued with three- or four-year maturities, and typically have some built-in call protection. Investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity. Upon maturity they will convert mandatorily into either cash or a specified number of shares of common stock.

     WARRANTS. (All Funds) A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time. Each Fund may invest in warrants to purchase equity or fixed-income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed-income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

     COMMON STOCK AND OTHER EQUITY SECURITIES. (All Funds) Dreyfus Premier Global Tactical Allocation Fund may invest in common stock and other equity securities. From time to time, Dreyfus Premier Total Return Advantage Fund may hold common stock sold in units with, or attached to, debt securities purchased by the Fund. The Fund also may hold common stock received upon the conversion of convertible securities. In connection with its investments in corporate debt securities, or restructuring of investments it owned, the Fund may receive warrants or other non-income producing equity securities. The Fund may retain such securities until the Manager determines it is appropriate in light of current market conditions for the Fund to dispose of such securities.

     DEPOSITARY RECEIPTS. (All Funds) Each Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

     These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     INVESTMENT COMPANIES. (All Funds) Each Fund may invest in securities issued by registered and unregistered investment companies, including exchange-traded funds described below. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. Each Fund also may invest its uninvested cash reserves in shares of one or more money market funds advised by the Manager. The Fund's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets.

     EXCHANGE-TRADED FUNDS. (All Funds) Each may invest in shares of exchange-traded funds (collectively, "ETFs"), which are designed to provide investment results corresponding to a securities index. These may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq 100 Shares"), World Equity Benchmark Series ("WEBS") and iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. WEBS are designed to replicate the composition and performance of publicly traded issuers in particular countries. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

     The values of ETFs are subject to change as the values of their respective component securities fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Fund. Moreover, the Fund's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

     ZERO COUPON, PAY-IN-KIND AND STEP-UP SECURITIES. (All Funds) Each Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. Each Fund may invest in pay-in-kind bonds, which are bonds that generally pay interest through the issuance of additional bonds. The Fund also may purchase step-up coupon bonds, which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds that pay cash interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, the Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See "Dividends, Distributions and Taxes."

     MORTGAGE-RELATED SECURITIES. (Dreyfus Premier Total Return Advantage Fund only) The Fund may invest in mortgage-related securities, which are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, real estate investment trusts ("REITs"), or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates, those with interest rates based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest.

RESIDENTIAL MORTGAGE-RELATED SECURITIES--The Fund may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities. Residential mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

     Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also know as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

COMMERCIAL MORTGAGE-RELATED SECURITIES--The Fund may invest in commercial mortgage-related securities which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are constructed to provide protection to holders of the senior classes against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

SUBORDINATED SECURITIES--The Fund may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND MULTI-CLASS PASS-THROUGH-SECURITIES--The Fund may invest in CMOs which are multiclass bonds backed by pools of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or
(e) any combination thereof.

     Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

     Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indices. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

STRIPPED MORTGAGE-BACKED SECURITIES--The Fund also may invest in stripped mortgage-backed securities which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

ADJUSTABLE-RATE MORTGAGE LOANS ("ARMS")--The Fund may invest in ARMs. ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

PRIVATE ENTITY SECURITIES--The Fund may invest in mortgage-related securities issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Fund or the price of the Fund's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

OTHER MORTGAGE-RELATED SECURITIES--Other mortgage-related securities in which the Fund may invest include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     ASSET-BACKED SECURITIES. (Dreyfus Premier Total Return Advantage Fund only) Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Fund may invest in these and other types of asset-backed securities that may be developed in the future.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

     REAL ESTATE INVESTMENT TRUSTS. (All Funds) Each Fund may invest in REITs. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

     REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

     COLLATERALIZED DEBT OBLIGATIONS. (Dreyfus Premier Total Return Advantage Fund only) The Fund may invest in collateralized debt obligations ("CDOs"), which are securitized interests in pools of--generally non-mortgage--assets. Assets called collateral usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (CLO) or collateralized bond obligation (CBO) if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

     MUNICIPAL OBLIGATIONS. (All Funds) Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, generally to obtain funds for various public purposes and include certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligation and purchased and sold separately. Each Fund also may acquire call options on specific municipal obligations. A Fund generally would purchase these call options to protect the Fund from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

     While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible Fund investments. Dividends received by shareholders on Fund shares which are attributable to interest income received by the Fund from municipal obligations generally will be subject to Federal income tax. The Fund may invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Fund investments. The Fund currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

     U.S. GOVERNMENT SECURITIES. (All Funds) Each Fund may invest in U.S. Government securities, which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, the Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

     MONEY MARKET INSTRUMENTS. (All Funds) When the Manager determines that adverse market conditions exist, a Fund may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. A Fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

BANK OBLIGATIONS. Bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with domestic commercial banks or registered broker-dealers. A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Fund may consist of U.S. dollar-denominated obligations of domestic issuers and foreign currency-denominated obligations of domestic or foreign issuers.

     ILLIQUID SECURITIES. Each Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

INVESTMENT TECHNIQUES

     The following information supplements (except as noted) and should be read in conjunction with the relevant Fund's Prospectus.

     FOREIGN CURRENCY TRANSACTIONS. (All Funds) Each Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency for investment purposes.

     Foreign currency transactions may involve, for example, the Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive. The Fund's success in these transactions may depend on the ability of the Manager to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.

     BORROWING MONEY. (All Funds) Each Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each Fund, however, currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of a Fund's total assets, the Fund will not make any additional investments. In addition, the Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements, as described below under "Reverse Repurchase Agreements."

     REVERSE REPURCHASE AGREEMENTS. (All Funds) Each Fund also may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements. A Fund may enter into reverse repurchase agreements with banks, broker/dealers or other financial institutions. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. To the extent a Fund enters into a reverse repurchase agreement, the Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission (the "SEC"). The SEC views reverse repurchase transactions as collateralized borrowings by the Fund. Except for these transactions, the Fund's borrowings generally will be unsecured.

     SHORT-SELLING. (All Funds) In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. Each Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns. A Fund may not make a short sale that results in the Fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

     Until the Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

     DERIVATIVES. (All Funds) Each Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivative instruments in which the Fund may invest include options contracts, futures contracts, options on futures contracts, structured notes, swap agreements, credit derivatives and mortgage-related and asset-backed securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would. Each Fund intends to use significantly futures, options, swaps and other derivative instruments or agreements as a substitute for investing directly in securities and currencies, as part of a hedging strategy, as part of an alpha generating strategy, or for other purposes related to the management of the Fund. The portfolio managers also may employ such financial instruments as an alternative to selling a security short. The Funds' portfolio managers, however, may decide not to employ some or all of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.

     If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

     Pursuant to regulations and/or published positions of the SEC, the Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives.

     Neither the Company nor either Fund will be a commodity pool. The Company has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility for an exclusion from the definition of commodity pool operator and, as a registered investment company, neither the Company nor either Fund is subject to registration or regulation as a pool operator under the Commodity Exchange Act.

FUTURES TRANSACTIONS--IN GENERAL. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Transaction costs also are included in these calculations.

     Each Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes.

     Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

     Successful use of futures by the Fund also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

SPECIFIC FUTURES TRANSACTIONS. Each Fund may invest in futures contracts and options on futures contracts, including those with respect to interest rates, currencies and securities indexes.

     Each Fund may purchase and sell index futures contracts and options thereon. An index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the prices of the securities that comprise the index at the opening of trading in such securities on the next business day.

     Each Fund may purchase and sell interest rate futures contracts and options thereon. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

     Each Fund may purchase and sell currency futures and options thereon. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

SWAP TRANSACTIONS. Each Fund may engage in swap transactions, including currency swaps, index swaps and interest rate swaps. Each Fund may enter into swaps for both hedging purposes and to seek to increase total return. Each Fund also may enter into options on swap agreements.

     Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

     Most swap agreements entered into by the Fund will calculate the obligations of the parties to the agreement on a "net basis." Thus, the Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of permissible liquid assets to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities.

     The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). In addition, it is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

CREDIT DERIVATIVES. Each Fund may engage in credit derivative transactions, such as those involving default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The Fund's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund purchases a default option on a security, and if no default occurs with respect to the security, the Fund's loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Fund's loss will include both the premium it paid for the option and the decline in value of the underlying security that the default option hedged.

STRUCTURED NOTES AND OTHER HYBRID INSTRUMENTS. Structured notes are derivative debt securities or other securities, the interest rate or principal of which is determined by an unrelated indicator, and include indexed securities. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note, such as the Fund. These notes may be issued by banks, brokerage firms, insurance companies and other financial institutions.

     A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid instrument could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

     Hybrids can be used as an efficient means of pursuing a variety of investment strategies, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

OPTIONS--IN GENERAL. Each Fund may purchase call and put options and write (i.e., sell) covered call and put option contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

     A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction such as by segregating permissible liquid assets. A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised. A Fund typically will write options on bonds when options are identified by the options alpha model as overvalued (i.e., implied volatility exceeds actual volatility).

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

SPECIFIC OPTIONS TRANSACTIONS. Each Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities), including U.S. Government securities, mortgage-related securities, asset-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. or foreign securities exchanges or in the over-the-counter market, or securities indices, currencies or futures.

     An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

     Each Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

     Successful use by a Fund of options and options on futures will be subject to the Manager's ability to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign currencies or interest rates. To the extent the Manager's predictions are incorrect, the Fund may incur losses.

COMBINED TRANSACTIONS. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, structured notes and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Manager, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Manager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

     FUTURE DEVELOPMENTS. (All Funds) Each Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or this SAI.

     FORWARD COMMITMENTS. (All Funds) Each Fund may purchase or sell securities on a forward commitment (including "TBA" (to be announced)), when-issued or delayed-delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. The Fund would engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund's exposure to changes in interest rates and will increase the volatility of its returns. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

     Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

     FORWARD ROLL TRANSACTIONS. (All Funds) To enhance current income, a Fund may enter into forward roll transactions with respect to mortgage-related securities. In a forward roll transaction, the Fund sells a mortgage-related security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price. The securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories than those sold. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale typically will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale will be expected to generate income for the Fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the purchase price of those securities. The Fund will segregate permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).

CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

     FOREIGN SECURITIES. (All Funds) Investing in the securities of foreign issuers, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. A change in the value of such foreign currency against the U.S. dollar also will result in a change in the amount of income a Fund has available for distribution. Because a portion of a Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders. In addition, if the exchange rate for the currency in which the Fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the Fund may have to sell portfolio securities to obtain sufficient cash to enable the Fund to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

     Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

     Because evidences of ownership of foreign securities usually are held outside the United States, by investing in such securities a Fund will be subject to additional risks, which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions, that might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Foreign securities held by the Fund may trade on days when the Fund does not calculate its net asset value and thus may affect the Fund's net asset value on days when investors have no access to the Fund.

     The risks associated with investing in foreign securities are often heightened for investments in emerging markets countries. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. The Fund's purchase and sale of portfolio securities in certain emerging markets countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the Fund, the Manager and its affiliates and their respective clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. These limitations may have a negative impact on the Fund's performance and may adversely affect the liquidity of the Fund's investment to the extent that it invests in certain emerging market countries. In addition, some emerging markets countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging markets countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. If the Fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Fund's net asset value will be adversely affected. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

     MORTGAGE-RELATED SECURITIES. (Dreyfus Premier Total Return Advantage Fund only) Mortgage-related securities are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Although certain mortgage-related securities are guaranteed by a third party (such as a U.S. Government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured.

     Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties and to prepayment risk. In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by the Fund, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Fund. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Fund's mortgage-related securities to decrease broadly, the Fund's effective duration, and thus sensitivity to interest rate fluctuations, would increase. Commercial real property loans, however, often contain provisions that reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and in some cases there may be prohibitions on principal prepayments for several years following origination.

     FIXED-INCOME SECURITIES. (All Funds) Each Fund may invest in fixed-income securities, including up to 30% of its assets in fixed-income securities rated at the time of investment below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch Ratings ("Fitch" and together with Moody's and S&P, the "Rating Agencies") or, if unrated, deemed to be of comparable quality by the Manager. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Fixed-income securities rated below investment grade by the Rating Agencies may be subject to such risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Certain securities that may be purchased by the Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security. See "Appendix" for a general description of the Rating Agencies' ratings.

     LOWER RATED SECURITIES. (All Funds) Each Fund may invest up to 30% of its assets in higher yielding (and, therefore, higher risk) debt securities such as those rated Ba by Moody's or BB by S&P and Fitch, and as low as the lowest rating assigned by the Rating Agencies (commonly known as "junk" bonds). They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value.

     Bond prices are inversely related to interest rate changes; however, bond price volatility also may be inversely related to coupon. Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with below investment grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in the Fund's relative share price volatility. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Fund will rely on the judgment, analysis and experience of the Manager in evaluating the creditworthiness of an issuer.

     You should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These securities generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

     Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

     Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid security market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, the Manager's judgment may play a greater role in valuation because less reliable, objective data may be available.

     These securities may be particularly susceptible to economic downturns. An economic recession could adversely affect the ability of the issuers of lower rated bonds to repay principal and pay interest thereon and increase the incidence of default for such securities. It is likely that any economic recession also could disrupt severely the market for such securities and have an adverse impact on their value.

     Each Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any persons concerning the acquisition of such securities, and the Manager will review carefully the credit and other characteristics pertinent to such new issues.

     The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, pay-in-kind and step-up securities. In addition to the risks associated with the credit rating of the issuers, the market prices of these securities may be very volatile during the period no interest is paid.

     The ratings of the Ratings Agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the ability of the issuers of such securities to pay interest and principal.

INVESTMENT RESTRICTIONS

     Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, each Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 12 are not fundamental policies and may be changed by a vote of a majority of the Company's Board members at any time. Neither Fund may:

          1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          2. Invest in physical commodities or commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

          3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

          4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

          5. Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets) or as otherwise permitted by the SEC. For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board.

          6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

          7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies. For purposes of this Investment Restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of senior security.

          8. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, and options on futures contracts, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this Investment Restriction.

          9. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

          10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities that are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

          11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

          12. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to permitted transactions.

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 4, however, if borrowings exceed 33-1/3% of the value of a Fund's total assets as a result of changes in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

     The Company and the Manager have received an exemptive order from the SEC which, among other things, permits each Fund to use uninvested cash to purchase shares of one or more registered money market funds advised by the Manager in excess of the limitations imposed by the 1940 Act.

                       MANAGEMENT OF THE COMPANY AND FUND

     The Company's Board is responsible for the management and supervision of the Funds, and approves all significant agreements with those companies that furnish services to the Funds. These companies are as follows:


        The Dreyfus Corporation.........................    Investment Adviser
        Dreyfus Service Corporation.....................    Distributor
        Dreyfus Transfer, Inc...........................    Transfer Agent
        Mellon Bank, N.A................................    Custodian

BOARD MEMBERS OF THE COMPANY(1)

     Board members of the Company, together with information as to their positions with the Company, principal occupations and other board memberships and affiliations, are shown below.


NAME (AGE)                          PRINCIPAL OCCUPATION
POSITION WITH COMPANY (SINCE)       DURING PAST 5 YEARS             OTHER BOARD MEMBERSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------
Joseph S. DiMartino (62)            Corporate Director and Trustee  The Muscular Dystrophy Association, DIRECTOR
Chairman of the Board                                               Levcor International, Inc., an apparel fabric
(1995)                                                                processor, DIRECTOR
                                                                    Century Business Services, Inc., a provider of
                                                                       outsourcing functions for small and medium
                                                                       size companies, DIRECTOR
                                                                    The Newark Group, a provider of a national
                                                                       market of paper recovery facilities,
                                                                       paperboard mills and paperboard converting
                                                                       plants, DIRECTOR
                                                                    Sunair Services Corporation, engaging in the
                                                                       design, manufacture and sale of high
                                                                       frequency systems for long-range voice and
                                                                       data communications, as well as providing
                                                                       certain outdoor-related services to homes and
                                                                       businesses, DIRECTOR

David P. Feldman (65)               Corporate Director and         BBH Mutual Funds Group (11 funds), DIRECTOR
Board Member (1996)                 Trustee                        The Jeffrey Company, a private investment
                                                                     company, DIRECTOR
                                                                   QMED, a medical device company, DIRECTOR

Ehud Houminer (65)                  Executive-in-Residence at      Avnet Inc., an electronics distributor, DIRECTOR
Board Member (1993)                   the Columbia Business        International Advisory Board to the MBA Program
                                      School, Columbia               School of Management, Ben Gurion University,
                                      University;                    CHAIRMAN
                                    Principal of Lear, Yavitz      Explore Charter School, Brooklyn, NY, CHAIRMAN
                                      and Associates, a
                                      management consulting firm
                                      from 1996 to 2001

Gloria Messinger (76)               Arbitrator for American        Theater for a New Audience, Inc., DIRECTOR
Board Member (1993)                   Arbitration Association      Brooklyn Philharmonic, DIRECTOR
                                      and National Association
                                      of Securities Dealers,
                                      Inc.;
                                    Consultant in Intellectual
                                      Property

Anne Wexler (75)                    Chairperson of the Wexler &    Wilshire Mutual Funds (5 funds), DIRECTOR
Board Member (1996)                   Walker Public Policy         Methanex Corporation, a methanol production
                                      Associates, consultants        company, DIRECTOR
                                      specializing in government   Member of the Council of Foreign Relations
                                      relations and public         Member of the National Park Foundation
                                      affairs

----------------------------
(1) Noneof the Board members are "interested persons of the Company as defined in the 1940 Act.

     Board members are elected to serve for an indefinite term. The Company has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Company's accounting and financial reporting processes and the audits of the Funds' financial statements and (ii) to assist in the Board's oversight of the integrity of the Funds' financial statements, the Funds' compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance. The Company's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Funds and their shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Company, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Company also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Funds' investments.

     The table below indicates the dollar range of each Board member's ownership of shares of funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2005. As the Funds had not commenced offering their shares as of December 31, 2005, no Fund shares were owned by any Board members.

                         JOSEPH S.    DAVID P.   EHUD        GLORIA       ANNE
                         DIMARTINO    FELDMAN    HOUMINER    MESSINGER    WEXLER
                         ----------   --------   --------    ---------   -------
Aggregate Holdings of      Over         Over         Over       Over       None
Funds in the Dreyfus     $100,000     $100,000     $100,000   $100,000
Family of Funds for
which Responsible as a
Board Member

     As of December 31, 2005, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

     The Company currently pays its Board members its allocated portion of an annual retainer of $40,000 and of a fee of $5,000 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Company and five other funds (comprised of 13 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Board members. The aggregate amount of compensation estimated to be paid to each Board member by the Company for the fiscal year ending October 31, 2006, and the amount paid by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2005, was as follows:

                                                          TOTAL COMPENSATION
                                                         FROM THE COMPANY AND
      NAME OF BOARD        AGGREGATE COMPENSATION         FUND COMPLEX PAID
         MEMBER               FROM THE COMPANY*           TO BOARD MEMBER(**)
         ------               ------------------          -------------------
Joseph S. DiMartino           $27                            $833,262 (190)
David P. Feldman+             $22                            $194,898 (56)
John M. Fraser, Jr.++         $10                            $32,500 (47)
Ehud Houminer                 $22                            $103,750 (37)
Gloria Messinger              $22                            $53,750 (26)
T. John Szarkowski+++         $10                            $53,750 (26)
Anne Wexler                   $22                            $99,250 (35)

---------------------------------

* Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending Board meetings, which are estimated to amount to $400 for all Board members as a group.

** Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board members serve.

+ Amount includes compensation received in connection with serving on a Special Committee of Representative Board Members of the funds in the Dreyfus Fund Complex in connection with the adoption of the Company's Compliance Program.

++   Emeritus Board member as of May 24, 2000.

+++  Emeritus Board member as of December 14, 2005.

OFFICERS OF THE COMPANY

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000. Chairman of the Board, Chief
     Executive Officer, and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002. Chief Investment
     Officer, Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000. Executive Vice President,
     Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, VICE PRESIDENT AND SECRETARY SINCE AUGUST 2005. Associate
     General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, VICE PRESIDENT AND ASSISTANT SECRETARY SINCE AUGUST 2005.
     Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, VICE PRESIDENT AND ASSISTANT SECRETARY SINCE AUGUST 2005.
     Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, VICE PRESIDENT AND ASSISTANT SECRETARY SINCE AUGUST 2005.
     Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, VICE PRESIDENT AND ASSISTANT SECRETARY SINCE AUGUST 2005.
     Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, VICE PRESIDENT AND ASSISTANT SECRETARY SINCE AUGUST 2005.
     Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, VICE PRESIDENT AND ASSISTANT SECRETARY SINCE AUGUST 2005.
     Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, VICE PRESIDENT AND ASSISTANT SECRETARY SINCE AUGUST 2005.
     Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001. Director Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

GAVIN C. REILLY, ASSISTANT TREASURER SINCE DECEMBER 2005. Tax Manager of the
     Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

ROBERT SVAGNA, ASSISTANT TREASURER SINCE DECEMBER 2002. Senior Accounting
     Manager - Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

ROBERT S. ROBOL, ASSISTANT TREASURER SINCE AUGUST 2005. Senior Accounting
     Manager - Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ERIK D. NAVILOFF, ASSISTANT TREASURER SINCE AUGUST 2005. Senior Accounting
     Manager--Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE OCTOBER 2002.
     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 88 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, CHIEF COMPLIANCE OFFICER SINCE OCTOBER 2004. Chief
     Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

     The address of each Board member and officer of the Company is 200 Park Avenue, New York, New York 10166.

                             MANAGEMENT ARRANGEMENTS

     INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

     The Manager provides management services to each Fund pursuant to a Management Agreement (the "Agreement") between the Manager and the Company. As to each Fund, the Agreement will continue until March 30, 2007 and thereafter the Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Company's Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on not more than 60 days' notice, by the Company's Board or by vote of the holders of a majority of the Fund's outstanding voting shares, or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically (as to the relevant Fund) in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of the Manager: Stephen
E. Canter, Chair of the Board, Chief Executive Officer and Chief Operating Officer; Thomas F. Eggers, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chair and a director; J. Charles Cardona, Vice Chair and a director; Diane P. Durnin, Vice Chair and a director; J. David Officer, Vice Chair and a director; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Lisa A. Fox, Vice President-Human Resources; Anthony Mayo, Vice President-Information Systems; Theodore A. Schachar, Vice President-Tax; Alex G. Sciulli, Vice President; Wendy H. Strutt, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Assistant Secretary; and Steven G. Elliott, David F. Lamere, Ronald P. O'Hanley III and Richard W. Sabo, directors.

     The Company, the Manager and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by a Fund. The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee (the "Committee"). Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

     The Manager maintains office facilities on behalf of the Funds, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers and other industry professionals (collectively, "Service Agents") in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Fund. The Manager has informed the Company that in making its investment decisions it does not obtain or use material inside information that Mellon or its affiliates may possess with respect to such issuers.

     In approving the Agreement, the Board considered a number of factors, including the nature, extent and quality of the services to be provided by the Manager; the investment philosophy and investment approach to be applied to the Funds by the Manager; the investment management expertise of the Manager in respect of the Funds' investment strategies; the personnel, resources and experience of the Manager; the management fees payable to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's expected costs of providing services under the Management Agreement; the relationship between the fees paid to the Manager under the Management Agreement and the Company's Distribution Plan; and ancillary benefits the Manager may receive from its relationship with the Company.

     EXPENSES. All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by the Manager. The expenses borne by the Company include, without limitation: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or their affiliates, SEC fees and state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Company's existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses. Expenses attributable to a Fund are charged against the assets of the Fund; other expenses of the Company are allocated among the Funds and the Company's other series on the basis determined by the Company's Board, including, but not limited to, proportionately in relation to the net assets of each. In addition, each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. Class A and Class C shares of each Fund and Class T shares of Dreyfus Premier Global Tactical Advantage Fund are subject to an annual shareholder services fee, and Class C shares of each Fund and Class T shares of Dreyfus Premier Global Tactical Advantage Fund are subject to an annual distribution fee. See "Distribution Plan and Shareholder Services Plan."

     As compensation for the Manager's services, the Company has agreed to pay the Manager a monthly management fee at the annual rate of 0.55% of the value of Dreyfus Premier Total Return Advantage Fund's average daily net assets and __% of the value of Dreyfus Premier Global Tactical Advantage Fund's average daily net assets. As neither Fund had completed its first fiscal year as of the date of this SAI, no information is provided on management fees paid by the Funds to the Manager.

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of a Fund's net assets increases.

     PORTFOLIO MANAGERS. The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Company's Board. The Manager is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Company's Board to execute purchases and sales of securities. Dreyfus Premier Total Return Advantage Fund's portfolio managers are David Kwan and Lowell Bennett, each of whom is employed by Dreyfus and Mellon Capital Management Corporation ("Mellon Capital"), a subsidiary of Mellon and an affiliate of Dreyfus. Dreyfus Premier Global Tactical Advantage Fund's portfolio managers are _______. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

     PORTFOLIO MANAGER COMPENSATION. (Dreyfus Premier Total Return Advantage Fund only) As of January 2005, Mellon Capital portfolio managers responsible for mutual funds and other accounts are generally eligible for compensation consisting of base salary, bonus, and payments under Mellon Capital's long-term incentive compensation program. All compensation is paid by Mellon Capital and not by the mutual funds.

     Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under the Mellon Financial Corporation deferred compensation plan.

     A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

     A portfolio manager's bonus is determined by a number of factors. One factor is performance of the mutual fund relative to expectations for how the mutual fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. For index funds, the performance factor depends on how closely the portfolio manager tracks the mutual fund's benchmark index over a one-year period. Additional factors include the overall financial performance of Mellon Capital, the performance of all accounts (relative to expectations) for which the portfolio manager has responsibility, the portfolio manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives stated above. The bonus is paid on an annual basis.

     Under the long-term incentive compensation program, certain portfolio managers are eligible to receive a payment from Mellon Capital's long-term incentive compensation plan based on their years of service, job level and, if applicable, management responsibilities. Each year, a portion of the firm's profits is allocated to the long-term incentive compensation award. The annual awards are paid after three years.

     ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS. The following table lists the number and types of other accounts advised by the Fund's primary portfolio managers and assets under management in those accounts as of October 31, 2005:


                           REGISTERED
                           INVESTMENT
                            COMPANY            ASSETS          POOLED        ASSETS            OTHER         ASSETS
PORTFOLIO MANAGER           ACCOUNTS          MANAGED         ACCOUNTS      MANAGED           ACCOUNTS      MANAGED

David Kwan                     4          $1,334,266,525         21         $22,324,446,380        19         $3,386,659,461
Lowell Bennett                 4          $1,334,266,525         21         $22,324,446,380        19         $3,386,659,461

     Three of the other accounts ($1,007,050,529 in aggregate assets) are subject to a performance-based advisory fee.

     As the Fund had not offered its shares prior to the date of this SAI, none of the portfolio managers owned any Fund shares.

     Portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs ("Other Accounts").

     Potential conflicts of interest may arise because of Dreyfus' management of the Fund and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus' overall allocation of securities in that offering, or to increase Dreyfus' ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Fund, that they are managing on behalf of Dreyfus. Dreyfus periodically reviews each portfolio manager's overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Fund. In addition, Dreyfus could be viewed as having a conflict of interest to the extent that Dreyfus or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in the Fund.

     Other Accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the portfolio managers may purchase different securities for the Fund and the Other Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Other Accounts. The portfolio managers may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

     Conflicts of interest similar to those described above arise when portfolio managers are employed by a sub-investment adviser or are dual employees of the Manager and an affiliated entity and such portfolio managers also manage Other Accounts.

     Dreyfus' goal is to provide high quality investment services to all of its clients, while meeting Dreyfus' fiduciary obligation to treat all clients fairly. Dreyfus has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Dreyfus monitors a variety of areas, including compliance with Fund guidelines, the allocation of initial public offerings ("IPOs"), and compliance with the firm's Code of Ethics. Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

     DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company, which is renewable annually.

     The Distributor compensates certain Service Agents for selling Class A and Class T shares subject to a contingent deferred sales charge ("CDSC"), and Class C shares at the time of purchase from its own assets. The proceeds of the CDSC and fees pursuant to the Company's Distribution Plan (described below), in part, are used to defray these expenses. The Distributor also may act as a Service Agent and retain sales loads and CDSCs and Distribution Plan fees. For purchases of Class A and Class T shares subject to a CDSC and Class C shares, the Distributor generally will pay Service Agents on new investments made through such Service Agents a commission of up to 1% of the net asset value of such shares purchased by their clients.

     As neither Fund had completed its first fiscal year as of the date of this SAI, no information is provided on retained sales loads for the Funds.

     The Distributor may pay Service Agents that have entered into agreements with the Distributor a fee based on the amount invested through such Service Agents in Fund shares by employees participating in qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"), or other programs. The term "Retirement Plans" does not include IRAs, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plan ("SEP-IRAs"). Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents. The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it. Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.

     The Manager or the Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees and other expenses paid by the Fund. These additional payments may be made to Service Agents, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid to Service Agents for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a Service Agent to recommend or sell shares of the Fund to you. Please contact your Service Agent for details about any payments they may receive in connection with the sale of Fund shares or the provision of services to the Fund.

     From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

     TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Company's transfer and dividend disbursing agent. Under the transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of the relevant shareholder account records for the Funds, the handling of certain communications between shareholders and a Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

     Mellon Bank, N.A. (the "Custodian"), an affiliate of the Manager, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as the custodian of the Funds' investments. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Company, the Custodian holds the Funds' securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transaction charges.

                                HOW TO BUY SHARES

     GENERAL. Class A shares, Class C shares and, as applicable, Class T shares of a Fund may be purchased only by clients of certain Service Agents, including the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Service Agent. You will be charged a fee if an investment check is returned unpayable. Share certificates are issued only upon your written request. No certificates are issued for fractional shares. The Company reserves the right to reject any purchase order.

     Class R shares are offered only to (i) bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of their customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold Class R shares of the Fund distributed to them by virtue of such an account or relationship, and (ii) institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity for Retirement Plans and SEP-IRAs. Class R shares may be purchased for a Retirement Plan or SEP-IRA only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan or SEP-IRA. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

     When purchasing shares of the Fund, you must specify which Class is being purchased. Your Service Agent can help you choose the share class that is appropriate for your investment. The decision as to which Class of shares is most beneficial to you depends on a number of factors, including the amount and the intended length of your investment in the Fund. Please refer to the Fund's Prospectus for a further discussion of those factors.

     In many cases, neither the Distributor nor the Transfer Agent will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. You or your Service Agent must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount.

     Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Fund's Prospectus and this SAI, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. As discussed under "Management Arrangements--Distributor," Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of the Fund instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments they may receive in connection with the sale of Fund shares or the provision of services to the Fund.

     For each Class of shares, the minimum initial investment is $1,000. Subsequent investments in the Fund must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including members of the Company's Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the Fund. The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain Retirement Plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

     The Fund may, in its discretion, accept securities in payment for Fund shares. Securities may be accepted in payment for shares only if they are, in the judgment of the Manager, appropriate investments for the Fund. These securities are valued by the same method used to value the Fund's existing portfolio holdings. The contribution of securities to the Fund may be a taxable transaction to the shareholder.

     The Code imposes various limitations on the amount that may be contributed to certain Retirement Plans or government-sponsored programs. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in the Fund by a Retirement Plan or government-sponsored program. Participants and plan sponsors should consult their tax advisers for details.

     Fund shares also may be purchased through Dreyfus-Automatic Asset Builder(R), Dreyfus Payroll Savings Plan and Dreyfus Government Direct Deposit Privilege as described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

     Fund shares are sold on a continuous basis. Net asset value per share of each Class is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for regular business. For purposes of determining net asset value, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. For information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value."

     If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on a regular business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on the next regular business day, except where shares are purchased through a dealer as provided below.

     Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee by the close of such business day (usually 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

     CLASS A SHARES. The public offering price for Class A shares of Dreyfus Premier Total Return Advantage Fund is the net asset value per share of that Class plus a sales load as shown below:


                                                   TOTAL SALES LOAD*--CLASS A SHARES
                                                   ----------------------------------
                                                                                                        DEALERS'
                                             AS A % OF OFFERING        AS A % OF NET ASSET        REALLOWANCE AS A % OF
         AMOUNT OF TRANSACTION                PRICE PER SHARE            VALUE PER SHARE             OFFERING PRICE
-----------------------------------------------------------------------------------------------------------------------

Less than $50,000                                   4.50                      4.70                        4.25

$50,000 to less than $100,000                       4.00                      4.20                        3.75

$100,000 to less than $250,000                      3.00                      3.10                        2.75

$250,000 to less than $500,000                      2.50                      2.60                        2.25

$500,000 to less than $1,000,000                    2.00                      2.00                        1.75

$1,000,000 or more                                  -0-                        -0-                         -0-


-----------------------

* Due to rounding, the actual sales load you pay may be more or less than that calculated using these percentages.

     The public offering price for Class A shares of Dreyfus Premier Global Tactical Advantage Fund is the net asset value per share of that Class plus, a sales load as shown below:

                                 TOTAL SALES LOAD* -- CLASS A SHARES

                                                                                                   DEALERS'
                                               AS A % OF OFFERING      AS A % OF NET ASSET     REALLOWANCE AS A
           AMOUNT OF TRANSACTION                PRICE PER SHARE         VALUE PER SHARE         % OF OFFERING PRICE
--------------------------------------------------------------------------------------------------------------------

Less than $50,000                                     5.75                    6.10                     5.00

$50,000 to less than $100,000                         4.50                    4.70                     3.75

$100,000 to less than $250,000                        3.50                    3.60                     2.75

$250,000 to less than $500,000                        2.50                    2.60                     2.25

$500,000 to less than $1,000,000                      2.00                    2.00                     1.75

$1,000,000 or more                                    -0-                     -0-                      -0-

---------------------

* Due to rounding, the actual sales load you pay may be more or less than that calculated using these percentages.

     Class A shares purchased without an initial sales charge as part of an investment of $1,000,000 or more will be assessed at the time of redemption a 1% CDSC if redeemed within one year of purchase. The Distributor may pay Service Agents an up-front commission of up to 1% of the net asset value of Class A shares purchased by their clients as part of a $1,000,000 or more investment in Class A shares that are subject to a CDSC. See "Management Arrangements--Distributor."

     The scale of sales loads applies to purchases of Class A shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under
Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k), and 457 of the Code); or an organized group that has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means that result in economy of sales effort or expense.

     Set forth below is an example of the method of computing the offering price of Class A shares of the Fund. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above, at $12.50 per share:

                                                       CLASS A
                                                       --------

Net Asset Value Per Share..........................     $12.50

Per Share Sales Charge
  Class A - 4.50% of offering price
  (4.70% of net asset value per share).............       0.59
                                                          -----
  Class A - 5.75% of offering price
  (6.10% of net asset value per share).............      $______

Per Share Offering Price to the Public.............      $13.09       $
                                                         ======       ====

     Class T Shares. (Dreyfus Premier Global Tactical Advantage Fund only) The public offering price for Class T shares is the net asset value per share of that Class plus a sales load as shown below:

                                                 TOTAL SALES LOAD* -- CLASS T SHARES
                                                 -----------------------------------
                                               AS A % OF OFFERING    AS A % OF NET ASSET   DEALERS' REALLOWANCE AS A
           AMOUNT OF TRANSACTION                PRICE PER SHARE        VALUE PER SHARE        % OF OFFERING PRICE
---------------------------------------------------------------------------------------------------------------------
Less than $50,000                                     4.50                  4.70                     4.00

$50,000 to less than $100,000                         4.00                  4.20                     3.50

$100,000 to less than $250,000                        3.00                  3.10                     2.50

$250,000 to less than $500,000                        2.00                  2.00                     1.75

$500,000 to less than $1,000,000                      1.50                  1.50                     1.25

$1,000,000 or more                                    -0-                    -0-                      -0-

------------------
* Due to rounding, the actual sales load you pay may be more or less than that calculated using these percentages.

     Class T shares purchased without an initial sales charge as part of an investment of at least $1,000,000 will be assessed at the time of redemption a 1% CDSC if redeemed within one year of purchase. The Distributor may pay Service Agents an amount up to 1% of the net asset value of Class T shares purchased by their clients that are subject to a CDSC. See "Management Arrangements-Distributor." Because the expenses associated with Class A shares will be lower than those associated with Class T shares, purchasers investing $1,000,000 or more in a Fund will find it beneficial to purchase Class A shares rather than Class T shares.

     The scale of sales loads applies to purchases of Class T shares made by any "purchaser," as defined above for Class A shares.

     Set forth below is an example of the method of computing the offering price of Class T shares of the Fund. The example assumes a purchase of Class T shares of the Fund aggregating less than $50,000, subject to the schedule of charges set forth above at a price based upon a net asset value of $12.50 per share:

                                        CLASS T
                                        --------
Net Asset Value Per Share               $12.50
Per Share Sales Charge
         Class T - 4.50% of
         offering price (4.70% of
         net asset value per share)
Per Share Offering Price to the
Public

     DEALERS' REALLOWANCE--CLASS A AND CLASS T SHARES. The dealer reallowance provided with respect to Class A shares may be changed from time to time but will remain the same for all dealers.

     CLASS A OR CLASS T SHARES OFFERED AT NET ASSET VALUE. Full-time employees of NASD member firms and full-time employees of other financial institutions that have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program (if Fund shares are offered to such plans or programs), or for their spouses or minor children, at net asset value without a sales load, provided they have furnished the Distributor such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value to full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager or its affiliates, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

     Class A shares may be purchased at net asset value without a sales load through certain broker-dealers and other financial institutions that have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

     Class A shares also may be purchased at net asset value without a sales load, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

     Class A shares may be purchased at net asset value without a sales load by qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the Fund, or Founders-managed fund since February 28, 2006.

     Class A shares may be purchased at net asset value without a sales load with the cash proceeds from an investor's exercise of employment-related stock options, whether invested in the Fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the Fund or Dreyfus-managed money market fund, the investor and the investor's spouse or minor children become eligible to purchase Class A shares of the Fund at net asset value, whether or not using the proceeds of the employment-related stock options.

     Class A shares may be purchased at net asset value without a sales load by members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

     Class A and Class T shares are offered at net asset value without a sales load to employees participating in Retirement Plans. Class A and Class T shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a Retirement Plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a Retirement Plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers.

     RIGHT OF ACCUMULATION--CLASS A AND CLASS T SHARES. Reduced sales loads apply to any purchase of Class A and Class T shares by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold shares of the Fund or shares of certain other funds advised by the Manager or Founders Asset Management LLC ("Founders"), an indirect subsidiary of the Manager, that are subject to a front-end sales load or a CDSC or shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A shares of such Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.50% or 4.00% of the offering price of Class A shares of Dreyfus Premier Global Tactical Advantage Fund or Dreyfus Premier Total Return Advantage Fund, respectively, 4.00% of the offering price of Class T shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

     To qualify for reduced sales loads, at the time of purchase you or your Service Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

     CLASS C SHARES. The public offering price for Class C shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "How to Redeem Shares--Contingent Deferred Sales Charge--Class C Shares."

     CLASS R SHARES. The public offering price for Class R shares is the net asset value per share of that Class.

     DREYFUS TELETRANSFER PRIVILEGE. You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

     Dreyfus TELETRANSFER purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, Fund shares will be purchased at the public offering price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), Fund shares will be purchased at the public offering price determined on the next bank business day following such purchase order. To qualify to use the Dreyfus TELETRANSFER Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TELETRANSFER Privilege."

     REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

     DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

     Class C and Class T shares are subject to a Distribution Plan and Class A, Class C and Class T shares are subject to a Shareholder Services Plan.

     DISTRIBUTION PLAN. Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") with respect to the Fund's Class C shares pursuant to which the Fund pays the Distributor for distributing Class C shares and Class T at an annual rate of 0.75% of the value of the average daily net assets of Class C and Class T shares. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. The Company's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and the holders of its Class C or Class T shares.

     A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs that holders of the Fund's Class C shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares and that other material amendments of the Distribution Plan must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. As to the relevant class of shares, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such Class of shares.

     As neither Fund had completed its first fiscal year as of the date of this SAI, no information is provided as to the fees paid by the Funds pursuant to the Distribution Plan.

     SHAREHOLDER SERVICES PLAN. The Company has adopted a Shareholder Services Plan, pursuant to which the Fund pays the Distributor for the provision of certain services to the holders of the Fund's Class A, Class C and Class T shares at an annual rate of 0.25% of the value of the average daily net assets of such shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to certain Service Agents in respect of these services.

     A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. As to the relevant Class of shares, the Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.

     As neither Fund had completed its first fiscal year as of the date of this SAI, no information is provided as to the fees paid by the Funds pursuant to the Shareholder Services Plan.

                              HOW TO REDEEM SHARES

     GENERAL. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. However, if you have purchased Fund shares by check, by Dreyfus TELETRANSFER Privilege or through Dreyfus-AUTOMATIC Asset Builder(R) and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the Fund will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TELETRANSFER purchase or the Dreyfus-AUTOMATIC Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

     If you hold shares of more than one Class of the Fund, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Service Agent.

     CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares made within one year of the date of purchase. No CDSC will be imposed to the extent that the net asset value of the Class C shares redeemed does not exceed (i) the current net asset value of Class C shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the net asset value of your Class C shares above the dollar amount of all your payments for the purchase of Class C shares held by you at the time of redemption.

     If the aggregate value of Class C shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.

     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then, of amounts representing the increase in net asset value of Class C shares above the total amount of payments for the purchase of Class C shares made during the preceding year; and finally, of amounts representing the cost of shares held for the longest period.

     For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. Within a year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount that represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 1% for a total CDSC of $2.40.

     WAIVER OF CDSC. The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Retirement Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived, as provided in the Fund's Prospectus or this SAI at the time of the purchase of such shares.

     To qualify for a waiver of the CDSC, at the time of redemption you or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

     REINVESTMENT PRIVILEGE. Upon written request, you may reinvest up to the number of Class A or Class T shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class A shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

     WIRE REDEMPTION PRIVILEGE. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you or a representative of your Service Agent and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

     To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures."

     DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TELETRANSFER Privilege, any request for a Dreyfus TELETRANSFER transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares--Dreyfus TELETRANSFER Privilege."

     REDEMPTION THROUGH A SELECTED DEALER. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See "How to Buy Shares" for a discussion of additional conditions or fees that may be imposed upon redemption.

     In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee prior to the close of its business day (usually 5:15 p.m., Eastern time), are effected at the price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

     SHARE CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. A fee may be charged to replace lost or stolen certificates, or certificates that were never received Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call 1-800-554-4611.

     REDEMPTION COMMITMENT. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of the Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges would be incurred.

     SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when the SEC determines that trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

                              SHAREHOLDER SERVICES

     FUND EXCHANGES. You may purchase, in exchange for shares of a Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of a Fund, Class A shares of certain Dreyfus Premier fixed-income funds, to the extent such shares are offered for sale in your state of residence. Shares of the same Class of such funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

     A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

     B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

     D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

     E. Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds, and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

     To accomplish an exchange under item D above, you, or your Service Agent acting on your behalf, must notify the Transfer Agent of your prior ownership of Fund shares and your account number.

     You also may exchange your Fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares for an Exchange Account only can be made into certain other funds managed or administered by the Manager. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "How to Redeem Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Dreyfus Auto-Exchange Privilege, Dreyfus Dividend Sweep and the Automatic Withdrawal Plan.

     To request an exchange, you, or your Service Agent acting on your behalf, must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express(R) voice response telephone system) from any person representing himself or herself to be you or a representative of your Service Agent and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

     Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment being required for shares of the same Class of the fund into which the exchange is being made.

     During times of drastic economic or market conditions, the Company may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

     DREYFUS AUTO-EXCHANGE PRIVILEGE. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611, or visiting www.dreyfus.com. The Company reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having certain identical identifying designations. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

     DREYFUS-AUTOMATIC ASSET BUILDER(R). Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and a maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

     DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your Fund account.

     DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits you to purchase the Fund's shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

     DREYFUS DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder. Shares of the same Class of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

     A. Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

     B. Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

     D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

     Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

     AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-554-4611. Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which share certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

     No CDSC with respect to Class C shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% of the greater of (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class C shares under the Automatic Withdrawal Plan that exceed such amounts will be subject to a CDSC. Withdrawals of Class A and Class T shares subject to a CDSC under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A and Class T shares generally are undesirable.

     Certain Retirement Plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.

     LETTER OF INTENT--CLASS A AND CLASS T SHARES. By signing a Letter of Intent form, you become eligible for the reduced sales load on purchases of Class A and Class T shares based on the total number of shares of Eligible Funds (as defined under "Right of Accumulation" above) purchased by you and any related "purchaser" (as defined above) in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. Shares of any Eligible Fund purchased within 90 days prior to the submission of the Letter of Intent may be used to equal or exceed the amount specified in the Letter of Intent. A minimum initial purchase of $5,000 is required. You can obtain a Letter of Intent form by calling 1-800-554-4611.

     Each purchase you make during the 13-month period (which begins on the date you submit the Letter of Intent) will be at the public offering price applicable to a single transaction of the aggregate dollar amount you select in the Letter of Intent. The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent, which may be used for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. When you fulfill the terms of the Letter of Intent by purchasing the specified amount the escrowed amount will be released and additional shares representing such amount credited to your account. If your purchases meet the total minimum investment amount specified in the Letter of Intent within the 13-month period, an adjustment will be made at the conclusion of the 13-month period to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to submission of the Letter of Intent. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, the offering price of the shares you purchased (including shares representing the escrowed amount) during the 13-month period will be adjusted to reflect the sales load applicable to the aggregate purchases you actually made (which will reduce the number of shares in your account), unless you have redeemed the shares in your account, in which case the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A or Class T shares of the Fund held in escrow to realize the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made and any remaining shares will be credited to your account. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A or Class T shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter or Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was submitted.

     CORPORATE PENSION/PROFIT-SHARING AND RETIREMENT PLANS. The Company makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Company makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and rollover IRAs), Education Savings Accounts, 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available.

     If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

     The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

     You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

                        DETERMINATION OF NET ASSET VALUE

     VALUATION OF PORTFOLIO SECURITIES. Each Fund's investments are valued each business day using available market quotations or at fair value. Substantially all of the Fund's fixed-income investments (excluding short-term investments) are valued by one or more independent pricing services (the "Service") approved by the Board. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other investments is determined by the Service based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments are not valued by the Service and are valued at the mean price or yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from market makers. Other investments that are not valued by the Service are valued at the last sales price for securities traded primarily on an exchange or the national securities market or otherwise at the average of the most recent bid and asked prices. Bid-price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or, if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by the Manager. Forward currency contracts will be valued at the current cost of offsetting the contract. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value does not take place contemporaneously with the determination of prices of a majority of the Fund's portfolio securities. Short-term investments may be carried at amortized cost, which approximates value. Expenses and fees, including the management fee and fees pursuant to the Distribution Plan and Shareholder Services Plan, as applicable, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares. Because of the differences in operating expenses incurred by each Class of shares of the Fund, the per share net asset value of each Class of shares of the Fund will differ.

     Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, are not valued by the Service, or are determined by the Company not to reflect accurately fair value are valued at fair value as determined in good faith based on procedures approved by the Company's Board. Fair value of investments may be determined by the Company's Board, its pricing committee or is valuation committee in good faith using such information as it deems appropriate. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers. The valuation of a security based on fair value procedures may differ from the security's most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by the Fund may trade on days that the Fund is not open for business, thus affecting the value of the Fund's assets on days when Fund investors have no access to the Fund. Restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

     NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management expects that each Fund will qualify for treatment as a regulated investment company ("RIC") under the Code. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a RIC, the Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a RIC, the Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies, and (ii) net income from interests in "qualified publicly traded partnerships" (as defined in the Code) (all such income items, "qualifying income"); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of a single issuer, two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses or one or more "qualified publicly traded partnerships" (as defined in the Code); and (c) distribute at least 90% of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) to its shareholders each taxable year. The Fund believes that its investment strategies, including its investments in currencies through forward currency contracts, will generate qualifying income under current Federal income tax law. However, the Code expressly provides the U.S. Treasury with authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a fund's business of investing in stock or securities. While to date the U.S. Treasury has not exercised this regulatory authority, there can be no assurance that it will not issue regulations in the future (possibly with retroactive application) that would treat some or all of the Fund's foreign currency gains as non-qualifying income, thereby jeopardizing the Fund's qualification as a regulated investment company for all years to which such regulations are applicable. If the Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     Each Fund ordinarily declares and pays dividends from its net investment income quarterly and distributes net realized capital gains, if any, once a year. The Fund, however, may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Any dividend or distribution paid shortly after an investor's purchase of Fund shares may have the effect of reducing the aggregate net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of capital, taxable as stated in the Fund's Prospectus. In addition, the Code provides that if a shareholder holds shares of the Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

     Investment income that may be received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the Fund qualifies as a RIC, the Fund satisfies the 90% distribution requirement and more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, then the Fund may elect to "pass through" to its shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his or her pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his or her pro rata share of such foreign taxes and therefore would be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his or her pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. In certain circumstances, a shareholder that (i) has held Fund shares for less than a specified minimum period during which it is not protected from risk of loss, (ii) is obligated to make payments related to the dividends or (iii) holds Fund shares in arrangements in which the shareholder's expected economic profits after non-U.S. taxes are insubstantial, will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. Additionally, the Fund also must meet this holding period requirement with respect to its foreign stock and securities in order for "creditable" taxes to flow-through. Each shareholder should consult his or her own tax adviser regarding the potential application of foreign tax credits.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies (including foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments and certain futures or forward contracts and options) may be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities may be treated as ordinary income or loss. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Finally, all or a portion of the gain realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

     Gain or loss, if any, realized by the Fund from certain financial futures or forward contracts and options transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

     Offsetting positions held by a Fund involving certain financial futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute "straddles." To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Fund may constitute "mixed straddles." The Fund may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

     If a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

     If a Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge. The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

     If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.

     Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy the distribution requirements.

     Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Company could subject you to a $50 penalty imposed by the Internal Revenue Service.

                             PORTFOLIO TRANSACTIONS

     GENERAL. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. Funds managed by dual employees of the Manager and an affiliated entity, and funds that employ a sub-investment adviser, execute portfolio transactions through the trading desk of the affiliated entity or sub-investment adviser, as applicable (the "Trading Desk"). Those funds use the research facilities, and are subject to the internal policies and procedures, of applicable affiliated entity or sub-investment adviser.

     The Trading Desk generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable. In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Trading Desk attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold;
(iv) the quality and efficiency of the broker's or dealer's execution; (v) the broker's or dealer's willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (I.E., the broker's or dealer's financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (E.G., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     Investment decisions for one fund or account are made independently from those for other funds or accounts managed by the portfolio managers. Under the Trading Desk's procedures, portfolio managers and their corresponding Trading Desks may seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to "round lot" amounts and other relevant factors).

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the portfolio managers will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Trading Desk based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs, and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     To the extent that a fund invests in foreign securities, certain of such fund's transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security. Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     Funds and accounts managed by the Manager, an affiliated entity or a sub-investment adviser may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the ability to dispose of some or all of such positions.

     The Fund contemplates that, consistent with the policy of seeking best price and execution, brokerage transactions may be conducted through affiliates of the Manager. The Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates of the Manager are reasonable and fair.

     SOFT DOLLARS. The term "soft dollars" is commonly understood to refer to arrangements where an investment adviser uses client (or fund) brokerage commissions to pay for research and other services to be used by the investment adviser. Section 28(e) of the Securities Exchange Act of 1934 provides a "safe harbor" that permits investment advisers to enter into soft dollar arrangements if the investment adviser determines in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided. Eligible products and services under Section 28(e) include those that provide lawful and appropriate assistance to the investment adviser in the performance of its investment decision-making responsibilities.

     Subject to the policy of seeking best execution, Dreyfus-managed funds may execute transactions with brokerage firms that provide research services and products, as defined in Section 28(e). Any and all research products and services received in connection with brokerage commissions will be used to assist the applicable affiliated entity or sub-investment adviser in its investment decision-making responsibilities, as contemplated under Section 28(e). Under certain conditions, higher brokerage commissions may be paid in connection with certain transactions in return for research products and services.

     The products and services provided under these arrangements permit the Trading Desk to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Such services and products may include, but are not limited to the following: fundamental research reports (which may discuss, among other things, the value of securities, or the advisability of investing in, purchasing or selling securities, or the availability of securities or the purchasers or sellers of securities, or issuers, industries, economic factors and trends, portfolio strategy and performance); current market data and news; technical and portfolio analyses; economic forecasting and interest rate projections; and historical information on securities and companies. The Trading Desk also may defray the costs of certain services and communication systems that facilitate trade execution (such as on-line quotation systems, direct data feeds from stock exchanges and on-line trading systems with brokerage commissions generated by client transactions) or functions related thereto (such as clearance and settlement). Some of the research products or services received by the Trading Desk may have both a research function and a non-research administrative function (a "mixed use"). If the Trading Desk determines that any research product or service has a mixed use, the Trading Desk will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that the Trading Desk determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by the Trading Desk in hard dollars.

     The Trading Desk generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Trading Desk to compensate the selected brokerage firm for research provided. The Trading Desk endeavors, but is not legally obligated, to direct sufficient commissions to broker/dealers that have provided it with research and other services to ensure continued receipt of research the Trading Desk believes is useful. Actual commissions received by a brokerage firm may be more or less than the suggested allocations.

     There may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client. The affiliated entity or sub-investment adviser may receive a benefit from the research services and products that is not passed on to a fund in the form of a direct monetary benefit. Further, research services and products may be useful to the affiliated entity or sub-investment adviser in providing investment advice to any of the funds or clients it advises. Likewise, information made available to the affiliated entity or sub-investment adviser from brokerage firms effecting securities transactions for a fund may be utilized on behalf of another fund or client. Information so received is in addition to, and not in lieu of, services required to be performed by the affiliated entity or sub-investment adviser and fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the normal independent research activities of the affiliated entity or sub-investment adviser, it enables them to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

     IPO ALLOCATIONS. Certain funds advised by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may participate in IPOs. In deciding whether to purchase an IPO, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally considers the capitalization characteristics of the security, as well as other characteristics of the security, and identifies funds and accounts with investment objectives and strategies consistent with such a purchase. Generally, as more IPOs involve small- and mid-cap companies, the funds and accounts with a small- and mid-cap focus may participate in more IPOs than funds and accounts with a large-cap focus. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate), when consistent with the fund's and/or account's investment guidelines, generally will allocate shares of an IPO on a pro rata basis. In the case of "hot" IPOs, where the Manager (and if applicable, a sub-adviser or Dreyfus affiliate) only receives a partial allocation of the total amount requested, those shares will be distributed fairly and equitably among participating funds or accounts managed by the Manager (or where applicable, a sub-adviser or Dreyfus affiliate). "Hot" IPOs raise special allocation concerns because opportunities to invest in such issues are limited as they are often oversubscribed. The distribution of the partial allocation among funds and/or accounts will be based on relevant net asset values. Shares will be allocated on a pro rata basis to all appropriate funds and accounts, subject to a minimum allocation based on trading, custody, and other associated costs. International hot IPOs may not be allocated on a pro rata basis due transaction costs, market liquidity and other factors unique to international markets.

     BROKERAGE COMMISSIONS. The Company contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) or their affiliates. The Company's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) are reasonable and fair.

     REGULAR BROKER-DEALERS. The Fund may acquire securities issued by one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's portfolio transactions or (iii) sold the largest dollar amount of the Fund's securities.

     DISCLOSURE OF PORTFOLIO HOLDINGS. It is the policy of the Company to protect the confidentiality of the Fund's portfolio holdings and prevent the selective disclosure of non-public information about such holdings. The Fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The Fund will publicly disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at http://www.dreyfus.com. The information will be posted with a one-month lag and will remain accessible until the Company files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the Fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

     If the Fund's portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings. The Fund may distribute its portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers provided that:
(a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

     The Fund may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the Fund's custodian, auditors, investment advisers, administrator, and each of their respective affiliates and advisers.

     Disclosure of the Fund's portfolio holdings may be authorized only by the Company's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Company's Board.

          SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES
                         OF THE DREYFUS FAMILY OF FUNDS

     The Board of each fund in the Dreyfus Family of Funds has delegated to the Manager the authority to vote proxies of companies held in the fund's portfolio. The Manager, through its participation on the Mellon Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

     The Manager recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

     The Manager seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

     All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon's or the Manager's policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the MPPC weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

     When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

     On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

     In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.

     Information regarding how the Manager voted proxies for the Fund is available on the Dreyfus Family of Funds' website at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov on the Fund's Form N-PX filed with the SEC.

                     INFORMATION ABOUT THE COMPANY AND FUND

     Each Fund share has one vote and, when-issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have equal rights as to dividends and in liquidation. Shares have no preemptive or subscription rights and are freely transferable.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

     To date, the Board has authorized the creation of seventeen series of shares. All consideration received by the Company for shares of the Fund, and all assets in which such consideration is invested, will belong to the Fund (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, the Fund will be treated separately from those of the other Funds of the Company. The Company has the ability to create, from time to time, new series without shareholder approval.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of the independent registered public accounting firm and the election of Board members from the separate voting requirements of the Rule.

     The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. If Fund management determines that an investor is following an abusive investment strategy, it may reject any purchase request, or terminate the investor's exchange privilege, with or without prior notice. Such investors also may be barred from purchasing shares of other funds in the Dreyfus Family of Funds. Accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive or abusive trading. In addition, the Fund may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund. If an exchange request is refused, the Company will take no other action with respect to the Fund shares until it receives further instructions from the investor. While the Company will take reasonable steps to prevent excessive short term trading deemed to be harmful to the Fund, it may not be able to identify excessive trading conducted through certain financial intermediaries or omnibus accounts.

     Effective March 15, 2006, the Company changed its name from "Dreyfus Growth and Value Funds, Inc." to its current name.

     The Company will send annual and semi-annual financial statements to all its shareholders.

            COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds Prospectus.

     ___________________________________________________, an independent registered public accounting firm, serves as the independent auditors for each Fund.

                                    APPENDIX

                                Rating Categories

     Description of certain ratings assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service ("Moody's"), and Fitch Ratings ("Fitch"):

S&P
LONG-TERM

AAA
An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

R
The symbol 'r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.
The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

SHORT-TERM

A-1
A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet is financial commitment on the obligation.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S

LONG-TERM

Aaa
Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

A
Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa
Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa
Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca
Bonds rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C
Bonds rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

PRIME RATING SYSTEM (SHORT-TERM)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     Leading market positions in well-established industries.

     High rates of return on funds employed.

     Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

FITCH

LONG-TERM INVESTMENT GRADE

AAA
HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

LONG-TERM SPECULATIVE GRADE

BB
SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C
HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. 'CC' ratings indicate that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D
DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' ratings indicate potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

SHORT-TERM

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1
HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2
GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3
FAIR CREDIT QUALITY. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B
SPECULATIVE. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C
HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D
DEFAULT.  Denotes actual or imminent payment default.

'NR' indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1.'

                      DREYFUS GROWTH AND VALUE FUNDS, INC.

                           PART C. OTHER INFORMATION

ITEM 23.   EXHIBITS

(a)(1) Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 22, 1993, and Exhibit (1)(b) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on September 27, 1995, and Exhibit (a)(1) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on April 2, 2001.

(a)(2) Articles of Amendment is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A, filed on June 25, 2004.

(a)(3)    Articles Supplementary.*

(b) Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed on February 25, 2000.

(d)       Management Agreement.*

(e)       Distribution Agreement.*

(f)(1) Sub-Investment Advisory Agreement between The Dreyfus Corporation and Franklin Portfolio Associates, LLC is incorporated by reference to Exhibit (f)(1) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A, filed on December 23, 2003.

(f)(2) Sub-Investment Advisory Agreement between The Dreyfus Corporation and The Boston Company Asset Management, LLC is incorporated by reference to Exhibit (f)(2) of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A, filed on June 25, 2004.

(g)       Amended and Restated Custody Agreement is incorporated by reference to
          Exhibit 8(a) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on September 27, 1995.

(h)       Shareholder Services Plan.*

(i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed on February 25, 2000.

(j)       Consent of Independent Registered Public Accounting Firm.*

(n)       Distribution Plan (Rule 12b-1 Plan).*

(o)       Rule 18f-3 Plan.*

(p) Code of Ethics is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A, filed on December 23, 2003.


________________________
* To be filed by Amendment.


          OTHER EXHIBITS

(a) Powers of Attorney of the Board members and officers are incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed on April 14, 2000.

(b) Certificate of Secretary is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed on April 14, 2000.



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          Not Applicable


ITEM 25.  INDEMNIFICATION

          The Statement as to the general effect of any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on December 17, 1998.

          Reference is also made to the Distribution Agreement to be filed as Exhibit (e) to the Registration Statement.



ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

                  Officers and Directors of Investment Adviser




Name and Position
With Dreyfus                       Other Businesses                          Position Held               Dates
------------                       ----------------                          -------------               -----

Stephen R. Byers                   Lighthouse Growth Advisors LLC++          Member, Board of Managers   9/02 - Present
Director, Vice Chair, and                                                    President
Chief Investment Officer                                                                                 9/02 - 11/02

                                   Dreyfus Service Corporation++             Senior Vice President       3/00 - Present

                                   Founders Asset Management,                Member, Board of Managers   6/02 - Present
                                   LLC****
                                   Dreyfus Investment Advisors,              Chief Investment Officer    2/02 - Present
                                   Inc. ++                                   Director                    2/02 - Present

Stephen E. Canter                  Mellon Financial Corporation+             Vice Chairman               6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                        Vice Chairman               6/01 - Present
Chief Operating Officer

                                   Standish Mellon Asset Management          Board Manager               7/03 - Present
                                   Company, LLC*

                                   Mellon Growth Advisors, LLC*              Board Member                1/02 - 7/03

                                   Dreyfus Investment                        Chairman of the Board       1/97 - 2/02
                                   Advisors, Inc.++                          Director                    5/95 - 2/02
                                                                             President                   5/95 - 2/02

                                   Newton Management Limited                 Director                    2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+              Executive Committee         1/99 - 7/03
                                                                             Member

                                   Mellon Equity Associates, LLP+            Executive Committee         1/99 - Present
                                                                             Member

                                   Franklin Portfolio Associates,            Director                    2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*        Director                    2/99 - Present

                                   TBCAM Holdings, LLC*                      Director                    2/99 - Present

                                   Mellon Capital Management                 Director                    1/99 - Present
                                   Corporation***

                                   Founders Asset Management                 Member, Board of            12/97 - Present
                                   LLC****                                   Managers

                                   The Dreyfus Trust Company+++              Director                    6/95 - Present
                                                                             Chairman                    1/99 - Present
                                                                             President                   1/99 - Present
                                                                             Chief Executive Officer     1/99 - Present

J. Charles Cardona                 Dreyfus Investment Advisors,              Chairman of the Board       2/02 - Present
Director and Vice Chair            Inc.++

                                   Boston Safe Advisors, Inc.++              Director                    10/01 - Present

                                   Dreyfus Service Corporation++             Executive Vice President    2/97 - Present
                                                                             Director                    8/00 - Present

Thomas F. Eggers                   Dreyfus Service Corporation++             Chairman                    4/05 - Present
Director and President                                                       Chief Executive Officer     4/05 - Present

                                   Dreyfus Service Organization++            Director                    4/05 - Present

                                   Founders Asset Management LLC****         Member, Board of            4/05 - Present
                                                                             Managers

                                   Lighthouse Growth Advisers LLC++          Member, Board of            4/05 - Present
                                                                             Managers

                                   Scudder Investments                       President                   5/02 - 3/05
                                   345 Park Avenue                           Chief Executive Officer     5/02 - 3/05
                                   New York, NY 10154

                                   Scudder Distributor                       Chairman                    5/02 - 3/05
                                   345 Park Avenue
                                   New York, NY 10154

Steven G. Elliott                  Mellon Financial Corporation+             Director                    1/01 - Present
Director                                                                     Senior Vice Chairman        1/99 - Present

                                   Mellon Bank, N.A.+                        Director                    1/01 - Present
                                                                             Senior Vice Chairman        3/98 - Present

                                   Mellon EFT Services Corporation           Director                    10/98 - 6/02
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services                 Director                    1/96 - Present
                                   Corporation #1                            Vice President              1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Allomon Corporation                       Director                    12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Funding Corporation+               Director                    8/87 - Present

                                   Mellon Overseas Investments               Director                    4/88 - 7/02
                                   Corporation+

                                   Mellon Financial Markets, LLC+            Member                      12/99 - 3/02


                                   Mellon Ventures, Inc. +                   Director                    1/99 - Present

David F. Lamere                    Mellon Financial Corporation +            Vice Chairman               9/01 - Present
Director
                                   Wellington-Medford II Properties, Inc.    President and Director      2/99 - Present
                                   Medford, MA

                                   TBC Securities Co., Inc.                  President and Director      2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc. *                Chairman & CEO              1/99 - Present

                                   Boston Safe Deposit and Trust Company*    Chairman & CEO              1/99 - Present

                                   Newton Management Limited                 Director                    10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+             Executive Committee Member  8/98 - Present

                                   Mellon Bank, N.A. +                       Vice Chairman               9/01 - Present
                                                                             Exec. Management Group      8/01 - Present

                                   Mellon United National Bank               Director                    11/98 - Present
                                   2875 Northeast 191st Street,
                                   North Miami, FL 33180

                                   Mellon Asset Holdings, Inc. +             President                   3/99 - 12/02
                                                                             Director                    6/99 - 12/02

                                   Mellon Global Investing Corp.+            President                   1/00 - Present

Martin G. McGuinn                  Mellon Financial Corporation+             Chairman                    1/99 - Present
Director                                                                     Chief Executive Officer     1/99 - Present
                                                                             Director                    1/98 - Present

                                   Mellon Bank, N. A. +                      Chairman                    3/98 - Present
                                                                             Chief Executive Officer     3/98 - Present
                                                                             Director                    1/98 - Present

Ronald P. O'Hanley                 Mellon Financial Corporation+             Vice Chairman               6/01 - Present
Vice Chair
and Director
                                   Mellon Bank, N.A. +                       Vice Chairman               6/01 - Present

                                   Mellon Growth Advisors, LLC*              Board Member                1/02 - 7/03

                                   TBC General Partner, LLC*                 President                   7/03 - Present

                                   Standish Mellon Asset Management          Board Member                7/01 - 7/03
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish Mellon Asset Management          Board Member                7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, LLC*         Director                    12/00 - Present

                                   Franklin Portfolio Associates,            Director                    4/97 - Present
                                   LLC*

                                   Pareto Partners (NY)                      Partner Representative      2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Buck Consultants, Inc.++                  Director                    7/97 - Present

                                   Newton Management Limited                 Executive Committee         10/98 - Present
                                   London, England                           Member
                                                                             Director                    10/98 - Present

                                   Mellon Global Investments Japan Ltd.      Non-Resident Director       11/98 - Present
                                   Tokyo, Japan

                                   TBCAM Holdings, LLC*                      Director                    1/98 - Present

                                   Fixed Income (MA) Trust*                  Trustee                     6/03 - Present

                                   Fixed Income (DE) Trust*                  Trustee                     6/03 - Present

                                   Pareto Partners                           Partner Representative      5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management                 Director                    2/97 - Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**             Director                    2/97 - 7/03

                                   Mellon Bond Associates, LLP+              Executive Committee Member  1/98 - 7/03
                                                                             Chairman
                                                                                                         1/98 - 7/03

                                   Mellon Equity Associates, LLP+            Executive Committee         1/98 - Present
                                                                             Member
                                                                             Chairman                    1/98 - Present

                                   Mellon Global Investing Corp.*            Director                    5/97 - Present
                                                                             Chairman                    5/97 - Present
                                                                             Chief Executive Officer     5/97 - Present

J. David Officer                   Dreyfus Service Corporation++             President                   3/00 - Present
Vice Chair                                                                   Director                    3/99 - Present
and Director
                                   MBSC, LLC++                               Manager, Board of           4/02 - Present
                                                                             Managers
                                                                             President                   4/02 - Present

                                   Boston Safe Advisors, Inc. ++             Director                    10/01 - Present

                                   Dreyfus Transfer, Inc. ++                 Chairman and Director       2/02 - Present

                                   Dreyfus Service Organization,             Director                    3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of               Director                    5/98 - Present
                                   Massachusetts, Inc.++

                                   Seven Six Seven Agency, Inc.++            Director                    10/98 - Present

                                   Mellon Residential Funding Corp. +        Director                    4/97 - Present

                                   Mellon Bank, N.A.+                        Executive Vice President    2/94 - Present

                                   Mellon United National Bank               Director                    3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Dreyfus Financial Services Corp. +        Director                    9/96 - 4/02
                                                                             Chairman                    6/99 - 4/02
                                                                             Chief Executive Officer     6/99 - 4/02

                                   Dreyfus Investment Services Company LLC+  Manager                     11/01 - 12/02
                                                                             Chairman                    11/01 - 12/02
                                                                             Chief Executive Officer     11/01 - 12/02

Richard W. Sabo                    Founders Asset Management                 President                   12/98 - Present
Director                           LLC****                                   Chief Executive Officer     12/98 - Present

Diane P. Durnin                    Seven Six Seven Agency, Inc. ++           Director                    4/02 - Present
Vice Chair and Director

Mark N. Jacobs                    Dreyfus Investment                        Director                    4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary
                                   The Dreyfus Trust Company+++              Director                    3/96 - Present

                                   The TruePenny Corporation++               President                   10/98 - Present
                                                                             Director                    3/96 - Present

Patrice M. Kozlowski               None
Senior Vice President -
Corporate
Communications

Gary Pierce                        None
Controller

Joseph W. Connolly                 The Dreyfus Family of Funds ++            Chief Compliance           10/04 - Present
Chief Compliance Officer                                                     Officer

                                   The Mellon Funds Trust ++                 Chief Compliance           10/04 - Present
                                                                             Officer

                                   Dreyfus Investment Advisors, Inc. ++      Chief Compliance           10/04 - Present
                                                                             Officer

                                   Lighhouse Growth Advisors, LLC ++         Chief Compliance           10/04 - Present
                                                                             Officer

                                   MBSC, LLC ++                              Chief Compliance           10/04 - Present
                                                                             Officer

                                   Dreyfus Service Corporation ++            Chief Compliance           10/04 - Present
                                                                             Officer

                                   Boston Service Corporation ++             Chief Compliance           10/04 - Present
                                                                             Officer

                                   Mellon Securities Services +              First Vice President       11/01 - 2/04


Lisa A. Fox                        None
Vice President -
Human Resources

Anthony Mayo                       None
Vice President -
Information Systems

Angela E. Price                    None
Vice President

Theodore A. Schachar               Lighthouse Growth Advisors LLC++          Assistant Treasurer         9/02 - Present
Vice President - Tax
                                   Dreyfus Service Corporation++             Vice President - Tax        10/96 - Present

                                   MBSC, LLC++                               Vice President - Tax        4/02 - Present

                                   The Dreyfus Consumer Credit               Chairman                    6/99 - Present
                                   Corporation ++                            President                   6/99 - Present

                                   Dreyfus Investment Advisors,              Vice President - Tax        10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,             Vice President - - Tax      10/96 - Present
                                   Inc.++

Alex G. Sciulli                    AFCO Acceptance Corp.                     Vice President              05/94 - Present
Vice President                     110 William Street
                                   29th Floor
                                   New York, NY 10038-3901

                                   AFCO Credit Corp.                         Vice President              05/94 - Present
                                   110 William Street
                                   29th Floor
                                   New York, NY 10038-3901

                                   The Boston Company, Inc.*                 Vice President              09/01 - Present

                                   Dreyfus Service Corporation++             Vice President              11/01 - Present

                                   Dreyfus Transfer. Inc.++                  Vice President              11/01 - Present

                                   Founders Asset Management LLC****         Authorized Agent            12/01 - Present

                                   Franklin Portfolio Associates LLC*        Vice President              06/01 - Present

                                   Franklin Portfolio Holdings LLC*          Vice President              06/01 - Present

                                   Mellon Bank, N.A.+                        Senior Vice President       08/01 - Present

                                   Mellon HR Solutions LLC                   Vice President              06/02 - Present
                                   2100 N. Central Road
                                   Fort Lee, NJ 07024

                                   Mellon Human Resources  Investor         Vice President              03/04 - Present
                                   Solutions, Inc.+

                                   Mellon Private Trust Company, N.A.*       Vice President for          08/01 - Present
                                                                             Facilities
                                   Mellon Trust of California                Vice President for          08/01 - Present
                                                                             Facilities

                                   Mellon Trust of New England, N.A.*        Vice President              09/03 - Present

                                   Mellon Trust of New York, LLC             Vice President for          08/01 - Present
                                                                             Facilities

                                   Mellon Trust of Washington                Vice President for          08/01 - Present
                                                                             Facilities

                                   Mellon United National Bank               Vice President              09/01 - Present
                                   Mellon Financial Tower
                                   111 Brickell Avenue
                                   Miami, FL 33131

                                   Standish Mellon Asset Management LLC      Vice President              10/01 - Present
                                   One Financial Center
                                   Boston, MA 02210

                                   The Dreyfus Corporation++                 Vice President              11/01 - Present

                                   Katrena Corporation+                      Vice President              08/01 - Present

                                   Laurel Capital Advisors, LLP*             Vice President              08/01 - Present

                                   MBC Investments Corporation+              Vice President              08/01 - Present

                                   MFS Leasing Corp. +                       Vice President              08/01 - Present

                                   MMIP, LLC+                                Vice President              08/01 - Present

                                   Mellon Capital Management Corporation***  Vice President              08/01 - Present

                                   Mellon Equity Associates, LLP+            Vice President              08/01 - Present

                                   Mellon Financial Markets, LLC+            Vice President              08/01 - Present

                                   Mellon Financial Services                 Vice President              08/01 - Present
                                   Corporation #1+

                                   Mellon Financial Services                 Vice President              08/01 - Present
                                   Corporation #4+

                                   Mellon Funding Corporation+               Vice President              08/01 - Present

                                   Mellon Insurance Agency, Inc. +           Vice President              08/01 - Present

                                   Mellon International Investment           Vice President              08/01 - Present
                                   Corporation+

                                   Mellon International Leasing Company+     Vice President              08/01 - Present

                                   Mellon Leasing Corporation+               Vice President              08/01 - Present

                                   Mellon Overseas Investment Corporation+   Vice President              08/01 - Present

                                   Mellon Trust Company of Illinois+         Vice President              08/01 - Present

                                   Mellon VA Partners, LLC+                  Vice President              08/01 - Present

                                   Mellon Ventures, Inc. +                   Vice President              08/01 - Present

                                   Pontus, Inc. +                            Vice President              08/01 - Present

                                   Texas AP, Inc. +                          Vice President              08/01 - Present

Wendy Strutt                       Boston Safe Advisers, Inc.                Chief Operating Officer     3/03 - Present
Vice President

James Bitetto                      The TruePenny Corporation++               Secretary                   9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++             Assistant Secretary         8/98 - Present

                                   Dreyfus Investment                        Assistant Secretary         7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                           Assistant Secretary         7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit               Vice President and          2/02 - Present
                                   Corporation++                             Director



* The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.

** The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.

*** The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.

**** The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.

+ The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.

++ The address of the business so indicated is 200 Park Avenue, New York, New York 10166.

+++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556- 0144.

Item 27. Principal Underwriters

(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:


1)        CitizensSelect Funds
2)        Dreyfus A Bonds Plus, Inc.
3)        Dreyfus Appreciation Fund, Inc.
4)        Dreyfus BASIC Money Market Fund, Inc.
5)        Dreyfus BASIC Municipal Fund, Inc.
6)        Dreyfus BASIC U.S. Mortgage Securities Fund
7)        Dreyfus BASIC U.S. Government Money Market Fund
8)        Dreyfus Bond Funds, Inc.
9)        Dreyfus California Intermediate Municipal Bond Fund
10)       Dreyfus California Tax Exempt Bond Fund, Inc.
11)       Dreyfus California Tax Exempt Money Market Fund
12)       Dreyfus Cash Management
13)       Dreyfus Cash Management Plus, Inc.
14)       Dreyfus Connecticut Intermediate Municipal Bond Fund
15)       Dreyfus Connecticut Municipal Money Market Fund, Inc.
16)       Dreyfus Fixed Income Securities
17)       Dreyfus Florida Intermediate Municipal Bond Fund
18)       Dreyfus Florida Municipal Money Market Fund
19)       Dreyfus Founders Funds, Inc.
20)       The Dreyfus Fund Incorporated
21)       Dreyfus GNMA Fund, Inc.
22)       Dreyfus Government Cash Management Funds
23)       Dreyfus Growth and Income Fund, Inc.
24)       Dreyfus Growth and Value Funds, Inc.
25)       Dreyfus Growth Opportunity Fund, Inc.
26)       Dreyfus Index Funds, Inc.
27)       Dreyfus Institutional Cash Advantage Funds
28)       Dreyfus Institutional Money Market Fund
29)       Dreyfus Institutional Preferred Money Market Funds
30)       Dreyfus Insured Municipal Bond Fund, Inc.
31)       Dreyfus Intermediate Municipal Bond Fund, Inc.
32)       Dreyfus International Funds, Inc.
33)       Dreyfus Investment Grade Bond Funds, Inc.
34)       Dreyfus Investment Portfolios
35)       The Dreyfus/Laurel Funds, Inc.
36)       The Dreyfus/Laurel Funds Trust
37)       The Dreyfus/Laurel Tax-Free Municipal Funds
38)       Dreyfus LifeTime Portfolios, Inc.
39)       Dreyfus Liquid Assets, Inc.
40)       Dreyfus Massachusetts Intermediate Municipal Bond Fund
41)       Dreyfus Massachusetts Municipal Money Market Fund
42)       Dreyfus Midcap Index Fund, Inc.
43)       Dreyfus Money Market Instruments, Inc.
44)       Dreyfus Municipal Bond Fund, Inc.
45)       Dreyfus Municipal Cash Management Plus
46)       Dreyfus Municipal Money Market Fund, Inc.
47)       Dreyfus New Jersey Intermediate Municipal Bond Fund
48)       Dreyfus New Jersey Municipal Money Market Fund, Inc.
49)       Dreyfus New York Municipal Cash Management
50)       Dreyfus New York Tax Exempt Bond Fund, Inc.
51)       Dreyfus New York Tax Exempt Intermediate Bond Fund
52)       Dreyfus New York Tax Exempt Money Market Fund
53)       Dreyfus U.S. Treasury Intermediate Term Fund
54)       Dreyfus U.S. Treasury Long Term Fund
55)       Dreyfus 100% U.S. Treasury Money Market Fund
56)       Dreyfus Pennsylvania Intermediate Municipal Bond Fund
57)       Dreyfus Pennsylvania Municipal Money Market Fund
58)       Dreyfus Premier Equity Funds, Inc.
59)       Dreyfus Premier Fixed Income Funds
60)       Dreyfus Premier International Funds, Inc.
61)       Dreyfus Premier GNMA Fund
62)       Dreyfus Premier Manager Funds I
63)       Dreyfus Premier Manager Funds II
64)       Dreyfus Premier Municipal Bond Fund
65)       Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
66)       Dreyfus Premier New Leaders Fund, Inc.
67)       Dreyfus Premier New York Municipal Bond Fund
68)       Dreyfus Premier Opportunity Funds
69)       Dreyfus Premier State Municipal Bond Fund
70)       Dreyfus Premier Stock Funds
71)       The Dreyfus Premier Third Century Fund, Inc.
72)       Dreyfus Premier Value Equity Funds
73)       Dreyfus Premier Worldwide Growth Fund, Inc.
74)       Dreyfus Short-Intermediate Government Fund
75)       Dreyfus Short-Intermediate Municipal Bond Fund
76)       Dreyfus Socially Responsible Growth Fund, Inc.
77)       Dreyfus Stock Index Fund, Inc.
78)       Dreyfus Tax Exempt Cash Management
79)       Dreyfus Treasury Cash Management
80)       Dreyfus Treasury Prime Cash Management
81)       Dreyfus Variable Investment Fund
82)       Dreyfus Worldwide Dollar Money Market Fund, Inc
83)       General California Municipal Money Market Fund
84)       General Government Securities Money Market Funds, Inc.
85)       General Money Market Fund, Inc.
86)       General Municipal Money Market Funds, Inc.
87)       General New York Municipal Bond Fund, Inc.
88)       General New York Municipal Money Market Fund
89)       Mellon Funds Trust


(b)

                                                         Positions and
Name and principal        Positions and offices With     offices With
business address          the Distributor                Registrant
-------------------       --------------------------     -------------------


Thomas F. Eggers*         Chief Executive Officer and   None
                          Chairman of the Board


J. David Officer*         President and Director        None

J. Charles Cardona*       Executive Vice President      None
                          and Director

James Neiland*            Executive Vice President      None

Irene Papadoulis**        Executive Vice President      None
                          and Director

Prasanna Dhore*           Executive Vice President      None

Noreen Ross*              Executive Vice President      None

Richard Sabo***           Executive Vice President      None

William H. Maresca*       Chief Financial Officer       None
                          and Director

Ken Bradle**              Senior Vice President         None

Stephen R. Byers*         Senior Vice President         Executive Vice
                                                        President

Walter Kress*             Senior Vice President         None

Matthew Perrone**         Senior Vice President         None

Bradley J. Skapyak        Senior Vice President         None

Michael Schuermann**      Senior Vice President         None

Bret Young*               Senior Vice President         None

Jane Knight*              Chief Legal Officer and       None
                          Secretary

Joseph W. Connolly*       Chief Compliance Officer      Chief Compliance Officer

Stephen Storen*           Chief Compliance Officer      None

Maria Georgopoulos*       Vice President - Facilities   None
                          Management

William Germenis*         Vice President - Compliance   Anti Money Laundering
                                                        Compliance Officer

Tracy Hopkins*            Vice President                None

Donna Impgliazzo*         Vice President - Compliance   None

Mary Merkle*              Vice President - Compliance   None

Paul Molloy*              Vice President                None

James Muir*               Vice President - Compliance   None

Anthony Nunez*            Vice President - Finance      None

Gary Pierce*              Vice President - Finance      None

David Ray***              Vice President                None

Theodore A. Schachar*     Vice President - Tax          None

William Schalda*          Vice President                None

Alex G. Sciulli****       Vice President                None

John Shea****             Vice President - Finance      None

Susan Verbil*             Vice President - Finance      None

William Verity*           Vice President - Finance      None

James Windels*            Vice President                Treasurer

James Bitetto*            Assistant Secretary           Vice President and
                                                        Assistant Secretary

Ken Christoffersen***     Assistant Secretary           None

Ronald Jamison*           Assistant Secretary           None

Sarrita Cypress           Assistant Secretary           None

*    Principal business address is 200 Park Avenue, New York, NY 10166.

** Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

*** Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.

**** Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

Item 28.       Location of Accounts and Records

               1.   Mellon Bank, N.A.
                    One Mellon Bank Center
                    Pittsburgh, Pennsylvania 15258

               2.   Bank of New York
                    One Wall Street
                    New York, NY 10286

               3.   DST Systems, Inc.
                    1055 Broadway
                    Kansas City, MO 64105

               4.   The Dreyfus Corporation
                    200 Park Avenue
                    New York, New York 10166

               5.   The Boston Company Asset Management, LLC
                    One Boston Place
                    Boston, MA 02108

               6.   Franklin Portfolio Associates, LLC
                    One Boston Place
                    Boston, MA 02108

Item 29.       Management Services

               Not Applicable

Item 30.       Undertakings

               None.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 17th day of February, 2006.



                      DREYFUS GROWTH AND VALUE FUNDS, INC.

                         By: /s/ Stephen E. Canter*
                            ------------------------------
                             Stephen E. Canter, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Signatures                       Title                                   Date

/s/ Stephen E. Canter*      President (Principal Executive Officer)     2/17/06
-----------------------
Stephen E. Canter

/s/James Windels*           Treasurer (Principal Financial and          2/17/06
-----------------------     Accounting Officer)
 James Windels

/s/ Joseph S. DiMartino*    Chairman of the Board                        2/17/06
-----------------------
Joseph S. DiMartino

/s/ David P. Feldman*       Board Member                                 2/17/06
-----------------------
David P. Feldman

/s/ Ehud Hurminer*          Board Member                                 2/17/06
-----------------------
Ehud Hurminer

/s/ Gloria Messinger*       Board Member                                 2/17/06
-----------------------
Gloria Messinger

/s/ John Szarkowski*        Board Member                                 2/17/06
-----------------------
John Szarkowski


/s/ Anne Wexler*           Board Member                                 2/17/06
-----------------------
Anne Wexler


*By: /s/ Michael A. Rosenberg
     ------------------------
     Michael A. Rosenberg
     Attorney-in-fact